                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09745
                 ----------------------------------------------

                        UBS Mutual Funds Securities Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                           Dechert 1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.



[UBS GLOBAL ASSET MANAGEMENT LOGO OMITTED]



UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund


Annual Report


September 30, 2003

UBS Enhanced S&P 500 Fund

November 14, 2003

--------------------------------------------------------------------------------
UBS ENHANCED S&P 500 FUND

INVESTMENT GOAL:

Higher total return over the long term than the S&P 500 Index.

PORTFOLIO MANAGERS:

DSI Team

DSI International Management,

Inc.

COMMENCEMENT:

April 26, 2000
(Classes A, B, C and Y)

DIVIDEND PAYMENT:

Annually, if any.


--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

We present you with the annual report for UBS Enhanced S&P 500 Fund for the fiscal year ended September 30, 2003.

PERFORMANCE

During that period, UBS Enhanced S&P 500 Fund's performance reflected the overall equity markets, as its Class A shares returned 23.05% (19.41% after deducting the maximum sales charge). Over the same timeframe, the S&P 500 Index (the "Index") and the Lipper Large Cap Core Funds Median returned 24.40% and 20.72%, respectively. (Returns for all share classes are shown in the "Performance at a Glance" table on page 4. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

AN INTERVIEW WITH THE PORTFOLIO MANAGEMENT TEAM

Q.   HOW DID THE STOCK MARKET PERFORM DURING THE FISCAL YEAR?

A. Despite lackluster economic growth in the US, the equity market posted positive results during the fiscal year. Strong rallies in the fourth quarter of 2002 and in the second quarter of 2003 more than offset the market's weakness at other times during the reporting period. During a year in which investor risk aversion ran high, the rally that occurred in the second quarter of 2003 was significant in that it appeared to underscore an important change in investor psychology. The conclusion of major military action in Iraq eliminated a key uncertainty that had been weighing the markets down. Investors grew increasingly optimistic that a sustainable economic recovery was possible, and thus more willing to take on the greater risk associated with stock investing.

     While equity gains were broad-based, the riskiest segments of the market generated the strongest results. These included companies with poor business fundamentals, little, if any, profits, and questionable future prospects. Looking at the period as a whole, small-capitalization stocks handily


--------------------------------------------------------------------------------
                                                                               1

UBS Enhanced S&P 500 Fund

     outperformed their larger-capitalization counterparts, while growth-oriented stocks bested value-oriented stocks.

Q.   HOW DID YOU POSITION THE FUND DURING THE PERIOD?

A. We used our proprietary model, which ranks stocks in the S&P 500 Index by considering independent composite factors such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns while minimizing unintended deviations over a complete market cycle.

     Our enhanced S&P 500 strategy, which measures both growth and value characteristics, was equally weighted between the two. The Fund's portfolio had a higher earnings yield and return on equity versus the Index. However, its price-to-earnings ratio was lower than that of the S&P 500 Index, while its dividend yield and market capitalization were approximately the same.

Q. WITHIN THE FUND'S PORTFOLIO, WERE THERE CERTAIN SECTORS AND STOCKS THAT PERFORMED BETTER THAN OTHERS?

A. The Fund's holdings in the technology and energy sectors enhanced results, while its healthcare exposure detracted from relative performance. Furthermore, companies with smaller market caps substantially outperformed companies with larger market caps in the Index.

     Looking at individual securities, Applied Materials, Inc. (0.26%), Qwest Communications International, Inc. (0.02%) and John Hancock Financial Services Inc. (0.21%) were examples of stocks that enhanced results.* Conversely, Tupperware Corp. (0.08%), Office Depot (0.10%) and Kohl's Corp. (0.26%) detracted from results.*


   * Weightings represent percentages of the net assets as of September 30, 2003. The Fund is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
2

UBS Enhanced S&P 500 Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Enhanced S&P 500 Fund
Managing Director
UBS Global Asset Management (US) Inc.


DSI Team
DSI International Management, Inc.
Portfolio Manager
UBS Enhanced S&P 500 Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                               3

UBS Enhanced S&P 500 Fund

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in UBS Enhanced S&P 500 Fund (Classes A, B, C and Y) and the S&P 500 Index from April 26, 2000 through September 30, 2003.

                               [GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/03                 SINCE
                                           6 MONTHS     1 YEAR    INCEPTION(O)
--------------------------------------------------------------------------------
Before Deducting            Class A*        18.26%       23.05%     -10.28%
Maximum Sales Charge        ----------------------------------------------------
                            Class B**       17.98        22.62      -10.65
                            ----------------------------------------------------
                            Class C***      17.80        22.38      -10.67
                            ----------------------------------------------------
                            Class Y****     18.40        23.28      -10.06
--------------------------------------------------------------------------------
After Deducting             Class A*        14.67        19.41      -11.08
Maximum Sales Charge        ----------------------------------------------------
                            Class B**       14.98        19.62      -11.17
                            ----------------------------------------------------
                            Class C***      17.15        21.73      -10.67
--------------------------------------------------------------------------------
S&P 500 Index                               18.45%       24.40%      -9.22%
--------------------------------------------------------------------------------
Lipper Large Cap Core                       16.69%       20.72%     -10.80%
Funds Median
--------------------------------------------------------------------------------

(o) Since inception returns are calculated as of the commencement of issuance on April 26, 2000 for share classes A, B, C and Y. For purposes of this comparison, the since inception return for the Index is shown as of April 26, 2000, which is the inception date of the Fund's share classes. The since inception return for the Lipper Median is shown as of April 27, 2000, which is the closest available date to the inception date of the Fund's share classes.

* Maximum sales charge for Class A shares is 3%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.65% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of less than one year have not been annualized.

The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
4

UBS Enhanced S&P 500 Fund

PORTFOLIO STATISTICS

CHARACTERISTICS*               9/30/03                                 3/31/03                                 9/30/02
----------------------------------------------------------------------------------------------------------------------------
Average Market
  Capitalization (bln)         $  87.5                                $  78.5                                $  73.2
----------------------------------------------------------------------------------------------------------------------------
Weighted Price/Earnings
  Ratio                           24.5x                                  24.0x                                  22.8x
----------------------------------------------------------------------------------------------------------------------------
Weighted Price/Book
  Ratio                            3.0x                                   2.7x                                   2.6x
----------------------------------------------------------------------------------------------------------------------------
Net Assets (mln)               $  32.3                                $  37.6                                $  48.7
----------------------------------------------------------------------------------------------------------------------------
Number of Securities               386                                    403                                    384
----------------------------------------------------------------------------------------------------------------------------
Stocks                           102.0%                                  99.8%                                  99.5%
----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents &
  Liabilities in Excess of
  Other Assets                    (2.0)%                                  0.2%                                   0.5%
----------------------------------------------------------------------------------------------------------------------------
TOP FIVE SECTORS*              9/30/03                                 3/31/03                                9/30/02
----------------------------------------------------------------------------------------------------------------------------
Financials                        20.9%     Financials                   21.1%     Financials                   23.8%
----------------------------------------------------------------------------------------------------------------------------
Information Technology            16.6      Health Care                  16.3      Health Care                  16.2
----------------------------------------------------------------------------------------------------------------------------
Health Care                       15.3      Information Technology       14.6      Consumer Discretionary       13.9
----------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary            13.8      Consumer Discretionary       14.1      Information Technology       12.0
----------------------------------------------------------------------------------------------------------------------------
Industrials                       11.2      Industrials                  10.6      Industrials                  10.9
----------------------------------------------------------------------------------------------------------------------------
TOTAL                             77.8%                                  76.7%                                  76.8%
----------------------------------------------------------------------------------------------------------------------------
TOP 10 HOLDINGS*               9/30/03                                 3/31/03                                9/30/02
----------------------------------------------------------------------------------------------------------------------------
Mircrosoft                         3.4%     Microsoft                     3.4%     General Electric              3.2%
----------------------------------------------------------------------------------------------------------------------------
General Electric                   3.4      General Electric              3.3      Microsoft                     3.1
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                    2.8      Wal-Mart Stores               3.0      Wal-Mart Stores               2.9
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil                        2.8      Exxon Mobil                   2.9      Exxon Mobil                   2.7
----------------------------------------------------------------------------------------------------------------------------
Pfizer                             2.7      Pfizer                        2.6      Pfizer                        2.5
----------------------------------------------------------------------------------------------------------------------------
Citigroup                          2.7      Citigroup                     2.3      SPDR Trust Series 1           2.2
----------------------------------------------------------------------------------------------------------------------------
Intel                              2.0      Johnson & Johnson             2.1      Johnson & Johnson             2.1
----------------------------------------------------------------------------------------------------------------------------
International Business                      International Business
  Machines                         1.7      Machines                      1.7      Citigroup                     2.1
----------------------------------------------------------------------------------------------------------------------------
American International                      American International                 American International
  Group                            1.7      Group                         1.7      Group                         2.0
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                  1.7      Merck & Co.                   1.6      Coca Cola Co.                 1.6
----------------------------------------------------------------------------------------------------------------------------
TOTAL                             24.9%                                   24.6%                                  24.4%
----------------------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
                                                                               5

UBS Enhanced Nasdaq-100 Fund

November 14, 2003

--------------------------------------------------------------------------------

UBS ENHANCED NASDAQ-100 FUND

INVESTMENT GOAL:

Higher total return over the long term than the Nasdaq-100 Index.


PORTFOLIO MANAGERS:

DSI Team

DSI International Management, Inc.


COMMENCEMENT:

April 26, 2000
(Classes A, B, C and Y)


DIVIDEND PAYMENT:

Annually, if any.


--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

We present you with the annual report for UBS Enhanced Nasdaq-100 Fund for the fiscal year ended September 30, 2003.

PERFORMANCE

During the period, UBS Enhanced Nasdaq-100 Fund's Class A shares returned 54.74% (45.93% after deducting the maximum sales charge). Over the same timeframe, the Nasdaq-100 Index (the "Index") generated a return of 56.87%, while the Fund's peer group, the Lipper Multi Cap Growth Funds Median, returned 26.20%. (Returns for all share classes are shown in the "Performance at a Glance" table on page
9. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

AN INTERVIEW WITH THE PORTFOLIO MANAGEMENT TEAM

Q. WHAT WERE THE FACTORS THAT DROVE THE STRONG PERFORMANCE OF THE TECHNOLOGY SECTOR DURING THE FISCAL YEAR?

A. Despite lackluster economic growth in the US, the equity market posted positive results during the fiscal year. Strong rallies in the fourth quarter of 2002 and in the second quarter of 2003 more than offset the market's weakness at other times during the reporting period. During a year in which investor risk aversion ran high, the rally that occurred in the second quarter of 2003 was significant in that it appeared to underscore an important change in investor psychology. The conclusion of major military action in Iraq eliminated a key uncertainty that had been weighing the markets down. Investors grew increasingly optimistic that a sustainable economic recovery was possible, and thus more willing to take on the greater risk associated with stock investing.

     While equity gains were broad based, the riskiest segments of the market generated the strongest results. These included the more speculative technology


--------------------------------------------------------------------------------
6

UBS Enhanced Nasdaq-100 Fund

     companies, some of which possessed poor business fundamentals and generated little, if any, profits.

Q.   HOW DID YOU POSITION THE FUND DURING THE PERIOD?

A. We utilized our proprietary model, which ranks stocks in the Nasdaq-100 Index by considering independent composite factors such as earnings expectations, earnings growth, valuation, return on equity, and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns while minimizing unintended deviations over a complete market cycle.

     Our Enhanced Nasdaq-100 strategy, which includes measures of both growth characteristics and value characteristics, continued to be primarily focused on growth, which reflected the composition of the Index. The Fund's portfolio continued to have higher earnings expectations, earnings growth, return on earnings, and market capitalization than the Index.

Q.   WITHIN THE FUND'S PORTFOLIO, WHICH AREAS PERFORMED WELL, AND WHICH DID NOT?

A. Looking at the period as a whole, the Fund's small-capitalization technology stocks easily outperformed their larger-capitalization counterparts within the Index. In terms of individual stocks, Microsoft Corp. (10.26%), Mercury Interactive Corp. (0.51%) and Citrix Systems, Inc. (0.49%) were examples of stocks that enhanced results.* Alternately, Dollar Tree Stores (0.44%), Oracle Corp. (2.48%) and JDS Uniphase Corp. (0.50%) detracted from results.*



* Weightings represent percentages of the net assets as of September 30, 2003. The Fund is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
                                                                               7

UBS Enhanced Nasdaq-100 Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Enhanced Nasdaq-100 Fund
Managing Director
UBS Global Asset Management (US) Inc.


DSI Team
DSI International Management, Inc.
Portfolio Manager
UBS Enhanced Nasdaq-100 Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
8

UBS Enhanced Nasdaq-100 Fund

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in UBS Enhanced Nasdaq-100 Fund (Classes A, B, C and Y) and the Nasdaq 100 Index from April 26, 2000 through September 30, 2003.

                               [GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/03                    SINCE
                                           6 MONTHS      1 YEAR     INCEPTION(o)
--------------------------------------------------------------------------------
Before Deducting Maximum    Class A*         27.30%       54.74%       -25.80%
Sales Charge                ----------------------------------------------------
                            Class B**        26.81        54.19        -26.35
                            ----------------------------------------------------
                            Class C***       26.81        54.19        -26.35
                            ----------------------------------------------------
                            Class Y****      27.46        55.36        -25.62
--------------------------------------------------------------------------------
After Deducting Maximum     Class A*         20.47        45.93        -27.01
Sales Charge                ----------------------------------------------------
                            Class B**        21.81        49.19        -26.78
                            ----------------------------------------------------
                            Class C***       25.81        53.19        -26.35
--------------------------------------------------------------------------------
Nasdaq-100 Index                             28.07%       56.87%       -24.97%
--------------------------------------------------------------------------------
Lipper Multi Cap Growth                      21.90%       26.20%       -45.30%
Funds Median
--------------------------------------------------------------------------------

(o) Since inception returns are calculated as of the commencement of issuance on April 26, 2000 for share classes A, B, C and Y. For purposes of this comparison, the since inception return for the Index is shown as of April 26, 2000, which is the inception date of the Fund's share classes. The since inception return for the Lipper Median is shown as of April 27, 2000, which is the closest available date to the inception date of the Fund's share classes.

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of less than one year have not been annualized.

The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial US and non-US companies listed on the National Market tier of the Nasdaq Stock Market. The Index is not available for direct investment.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
                                                                               9

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO STATISTICS

CHARACTERISTICS*               9/30/03                                 3/31/03                                 9/30/02
------------------------------------------------------------------------------------------------------------------------
Average Market
  Capitalization (bln)           $65.6                                $54.3                                      $51.4
------------------------------------------------------------------------------------------------------------------------
Weighted Price/Book
  Ratio                            4.1x                                 5.0x                                       2.5x
------------------------------------------------------------------------------------------------------------------------
Net Assets (mln)                 $31.8                                $29.8                                      $26.2
------------------------------------------------------------------------------------------------------------------------
Number of Securities               100                                   102                                       100
------------------------------------------------------------------------------------------------------------------------
Stocks                           100.6%                                100.0%                                    100.4%
------------------------------------------------------------------------------------------------------------------------
Cash Equivalents and
  Liabilities in Excess of
  Other Assets                    (0.6)%                                 0.0%                                     (0.4)%
------------------------------------------------------------------------------------------------------------------------
TOP FIVE SECTORS*              9/30/03                               3/31/03                                   9/30/02
------------------------------------------------------------------------------------------------------------------------
Information Technology            57.8%     Information Technology     56.1%       Information Technology         60.2%
------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary            16.1      Consumer Discretionary     16.4        Health Care                    15.8
------------------------------------------------------------------------------------------------------------------------
Health Care                       15.1      Health Care                15.6        Consumer Discretionary         13.8
------------------------------------------------------------------------------------------------------------------------
Industrials                        7.5      Industrials                 6.9        Industrials                     7.8
------------------------------------------------------------------------------------------------------------------------
Telecommunication                           Telecommunication                      Telecommunication
  Services                         2.9      Services                    2.5        Services                        2.0
------------------------------------------------------------------------------------------------------------------------
TOTAL                             99.4%                                 97.5%                                     99.6%
------------------------------------------------------------------------------------------------------------------------
TOP 10 HOLDINGS*               9/30/03                               3/31/03                                   9/30/02
------------------------------------------------------------------------------------------------------------------------
Microsoft                         10.3%     Microsoft                  11.4%       Microsoft                      13.6%
------------------------------------------------------------------------------------------------------------------------
Intel                              6.3      Intel                       4.8        Intel                           5.5
------------------------------------------------------------------------------------------------------------------------
Cisco Systems                      5.0      Qualcomm                    4.4        Cisco Systems                   4.6
------------------------------------------------------------------------------------------------------------------------
Qualcomm                           4.0      Amgen                       4.4        Qualcomm                        4.4
------------------------------------------------------------------------------------------------------------------------
Amgen                              3.9      Cisco Systems               4.3        Amgen                           4.2
------------------------------------------------------------------------------------------------------------------------
Dell Computer                      3.2      Dell Computer               3.4        Dell Computer                   3.9
------------------------------------------------------------------------------------------------------------------------
Comcast                            2.9      Comcast                     3.4        Oracle                          3.1
------------------------------------------------------------------------------------------------------------------------
ebay                               2.5      Oracle                      3.0        Bed, Bath & Beyond              2.1
------------------------------------------------------------------------------------------------------------------------
Oracle                             2.5      ebay                        2.5        Intuit                          2.1
------------------------------------------------------------------------------------------------------------------------
                                            Maxim Integrated
Nextel Communications              2.4      Products                    2.1        Starbucks                       2.0
------------------------------------------------------------------------------------------------------------------------
TOTAL                             43.0%                                43.7%                                      45.4%
------------------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
10

UBS Enhanced S&P 500 Fund

PERFORMANCE RESULTS

                         NET ASSET VALUE               TOTAL RETURN(1)
                 --------------------------------  -----------------------
                                                    12 MONTHS    6 MONTHS
                                                      ENDED       ENDED
                  09/30/03   03/31/03   09/30/02     09/30/03    09/30/03
--------------------------------------------------------------------------
Class A Shares   $ 6.80     $ 5.75     $ 5.57          23.05%      18.26%
--------------------------------------------------------------------------
Class B Shares     6.76       5.73       5.53          22.62       17.98
--------------------------------------------------------------------------
Class C Shares     6.75       5.73       5.53          22.38       17.80
--------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $8.87       $0.0184     $0.0155    (10.97)%
------------------------------------------------------------------------------
2001                     8.87        7.77            --      0.0127    (12.26)
------------------------------------------------------------------------------
2002                     7.77        5.96            --      0.0485    (22.69)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      5.96        6.80            --          --     14.09
------------------------------------------------------------------------------
                                   Totals:      $0.0184     $0.0767
------------------------------------------------------------------------------
                     CUMULATIVE TOTAL RETURN AS OF 09/30/03:           (31.09)%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $8.87       $0.0184          --    (11.12)%
------------------------------------------------------------------------------
2001                     8.87        7.75            --          --    (12.63)
------------------------------------------------------------------------------
2002                     7.75        5.95            --      $0.019    (22.99)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      5.95        6.76            --          --     13.61
------------------------------------------------------------------------------
                                   Totals:      $0.0184      $0.019
------------------------------------------------------------------------------
                     CUMULATIVE TOTAL RETURN AS OF 09/30/03:           (32.05)%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $8.87       $0.0184     $0.0088    (11.04)%
------------------------------------------------------------------------------
2001                     8.87        7.74            --          --    (12.74)
------------------------------------------------------------------------------
2002                     7.74        5.94            --      0.0159    (23.06)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      5.94        6.75            --          --     13.64
------------------------------------------------------------------------------
                                   Totals:      $0.0184     $0.0247
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 09/30/03:          (32.12)%
------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2003 and since inception, April 26, 2000 through September 30, 2003, Class Y shares have a total return of 23.28% and (30.51)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                                                           11

UBS Enhanced Nasdaq-100 Fund

PERFORMANCE RESULTS

                          NET ASSET VALUE               TOTAL RETURN(1)
                 ---------------------------------- ----------------------
                                                     12 MONTHS    6 MONTHS
                                                       ENDED       ENDED
                  09/30/03   03/31/03     09/30/02    09/30/03    09/30/03
---------------------------------------------------------------------------
Class A Shares     $ 3.59     $ 2.82       $ 2.32      54.74%      27.30%
---------------------------------------------------------------------------
Class B Shares       3.50       2.76         2.27      54.19       26.81
---------------------------------------------------------------------------
Class C Shares       3.50       2.76         2.27      54.19       26.81
---------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $6.50            --          --    (35.00)%
------------------------------------------------------------------------------
2001                     6.50        4.36            --          --    (32.92)
------------------------------------------------------------------------------
2002                     4.36        2.73            --          --    (37.39)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      2.73        3.59            --          --     31.50
------------------------------------------------------------------------------
                                   Totals:           --          --
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 09/30/03:          (64.10)%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $6.47            --          --    (35.30)%
------------------------------------------------------------------------------
2001                     6.47        4.30            --          --    (33.54)
------------------------------------------------------------------------------
2002                     4.30        2.67            --          --    (37.91)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      2.67        3.50            --          --     31.09
------------------------------------------------------------------------------
                                   Totals:           --          --
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 09/30/03:          (65.00)%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                         NET ASSET VALUE        CAPITAL
                      --------------------       GAINS      DIVIDENDS   TOTAL
PERIOD COVERED        BEGINNING     ENDING    DISTRIBUTED      PAID    RETURN(1)
------------------------------------------------------------------------------
04/26/00 - 12/31/00    $10.00       $6.47            --          --    (35.30)%
------------------------------------------------------------------------------
2001                     6.47        4.30            --          --    (33.54)
------------------------------------------------------------------------------
2002                     4.30        2.67            --          --    (37.91)
------------------------------------------------------------------------------
01/01/03 - 09/30/03      2.67        3.50            --          --     31.09
------------------------------------------------------------------------------
                                   Totals:           --          --
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 09/30/03:          (65.00)%
------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deductions of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2003 and since inception, April 26, 2000 through September 30, 2003, Class Y shares have a total return of 55.36% and (63.80)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
12

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - 102.05%

SECURITY DESCRIPTION                   SHARES            VALUE
--------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.63%

Boeing Co.                              3,000          $ 102,990
--------------------------------------------------------------------
General Dynamics Corp.                    800             62,448
--------------------------------------------------------------------
Goodrich Co.                              400              9,696
--------------------------------------------------------------------
Honeywell International,
   Inc.                                 2,900             76,415
--------------------------------------------------------------------
Lockheed Martin Corp.                   1,300             59,995
--------------------------------------------------------------------
Northrop Grumman Corp.                    467             40,265
--------------------------------------------------------------------
Raytheon Co.                            1,500             42,000
--------------------------------------------------------------------
United Technologies Corp.               1,700            131,376
--------------------------------------------------------------------
                                                         525,185
--------------------------------------------------------------------
AIRLINES - 0.13%

Delta Air Lines, Inc.*                    900             11,970
--------------------------------------------------------------------
Southwest Airlines Co.                  1,700             30,090
--------------------------------------------------------------------
                                                          42,060
--------------------------------------------------------------------
AIR FREIGHT & COURIERS - 1.05%

FedEx Corp.                               900             57,987
--------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                              4,400            280,720
--------------------------------------------------------------------
                                                         338,707
--------------------------------------------------------------------
AUTO COMPONENTS - 0.15%

Delphi Automotive
   Systems Corp.                        3,100             28,055
--------------------------------------------------------------------
Johnson Controls, Inc.                    200             18,920
--------------------------------------------------------------------
                                                          46,975
--------------------------------------------------------------------
AUTOMOBILES - 0.55%

Ford Motor Co.                          6,522             70,242
--------------------------------------------------------------------
General Motors Corp.                    2,600            106,418
--------------------------------------------------------------------
                                                         176,660
--------------------------------------------------------------------
BANKS - 7.41%

AmSouth Bancorp                         2,000             42,440
--------------------------------------------------------------------
Bank of America Corp.                   5,200            405,808
--------------------------------------------------------------------
Bank of New York Co.,
   Inc.                                 2,900             84,419
--------------------------------------------------------------------
Bank One Corp.                          3,300            127,545
--------------------------------------------------------------------
BB&T Corp.                              2,100             75,411
--------------------------------------------------------------------
Charter One Financial, Inc.               876             26,806
--------------------------------------------------------------------
Comerica, Inc.                            800             37,280
--------------------------------------------------------------------
Fifth Third Bancorp                     2,500            138,675
--------------------------------------------------------------------
First Tennessee National
   Corp.                                  700             29,722
--------------------------------------------------------------------
FleetBoston Financial
   Corp.                                3,712            111,917
--------------------------------------------------------------------
Golden West Financial
   Corp.                                  500             44,755
--------------------------------------------------------------------
KeyCorp                                   700             17,899
--------------------------------------------------------------------
Marshall & Ilsley Corp.                 1,200             37,824
--------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES                 VALUE
--------------------------------------------------------------------
BANKS - (CONCLUDED)

Mellon Financial Corp.                    800          $  24,112
--------------------------------------------------------------------
National City Corp.                     2,600             76,596
--------------------------------------------------------------------
North Fork Bancorp, Inc.                  900             31,275
--------------------------------------------------------------------
Northern Trust Corp.                      900             38,196
--------------------------------------------------------------------
PNC Financial Services
   Group                                  900             42,822
--------------------------------------------------------------------
Regions Financial Corp.                   300             10,275
--------------------------------------------------------------------
SouthTrust Corp.                          600             17,634
--------------------------------------------------------------------
SunTrust Bank, Inc.                     1,000             60,370
--------------------------------------------------------------------
Synovus Financial Corp.                 2,400             59,976
--------------------------------------------------------------------
U.S. Bancorp, Inc.                      8,121            194,823
--------------------------------------------------------------------
Wachovia Corp.                          4,200            172,998
--------------------------------------------------------------------
Washington Mutual, Inc.                 3,950            155,511
--------------------------------------------------------------------
Wells Fargo & Co.                       6,400            329,600
--------------------------------------------------------------------
                                                       2,394,689
--------------------------------------------------------------------
BEVERAGES - 2.92%

Adolph Coors Co., Class B                 400             21,504
--------------------------------------------------------------------
Anheuser-Busch Cos., Inc.               2,800            138,152
--------------------------------------------------------------------
Coca-Cola Co.                           9,400            403,824
--------------------------------------------------------------------
Coca-Cola Enterprises,
   Inc.                                 2,900             55,274
--------------------------------------------------------------------
Pepsi Bottling Group, Inc.              1,700             34,986
--------------------------------------------------------------------
PepsiCo, Inc.                           6,290            288,271
--------------------------------------------------------------------
                                                         942,011
--------------------------------------------------------------------
BIOTECHNOLOGY - 1.22%

Amgen, Inc.*                            4,264            275,326
--------------------------------------------------------------------
Biogen, Inc.*                           1,100             42,053
--------------------------------------------------------------------
Chiron Corp.*                             500             25,845
--------------------------------------------------------------------
Genzyme Corp.*                            300             13,875
--------------------------------------------------------------------
Medimmune, Inc.*                        1,100             36,311
--------------------------------------------------------------------
                                                         393,410
--------------------------------------------------------------------
BUILDING PRODUCTS - 0.36%

American Standard Cos.,
   Inc.*                                  800             67,400
--------------------------------------------------------------------
Masco Corp.                             2,000             48,960
--------------------------------------------------------------------
                                                         116,360
--------------------------------------------------------------------
CHEMICALS - 1.26%

Air Products & Chemicals,
   Inc.                                   300             13,530
--------------------------------------------------------------------
Dow Chemical Co.                        2,400             78,096
--------------------------------------------------------------------
E.I. du Pont de Nemours &
   Co.                                  3,600            144,036
--------------------------------------------------------------------
Eastman Chemical Co.                      400             13,400
--------------------------------------------------------------------
Ecolab, Inc.                            1,500             37,875
--------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           13

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONTINUED)

SECURITY DESCRIPTION                    SHARES                 VALUE
--------------------------------------------------------------------
CHEMICALS - (CONCLUDED)

International Flavors &
   Fragrances, Inc.                      1,000          $  33,080
--------------------------------------------------------------------
Monsanto Co.                               637             15,250
--------------------------------------------------------------------
PPG Industries, Inc.                       500             26,110
--------------------------------------------------------------------
Praxair, Inc.                              300             18,585
--------------------------------------------------------------------
Rohm & Haas Co.                            500             16,725
--------------------------------------------------------------------
Sigma-Aldrich Corp.                        200             10,388
--------------------------------------------------------------------
                                                          407,075
--------------------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 2.54%

Allied Waste Industries,
   Inc.*                                 1,300             14,040
--------------------------------------------------------------------
Apollo Group, Inc., Class A*               600             39,618
--------------------------------------------------------------------
Automatic Data
   Processing, Inc.                      3,200            114,720
--------------------------------------------------------------------
Avery Dennison Corp.                       900             45,468
--------------------------------------------------------------------
Cendant Corp.*                           5,200             97,188
--------------------------------------------------------------------
Cintas Corp.                             1,700             62,628
--------------------------------------------------------------------
Concord EFS, Inc.*                       1,700             23,239
--------------------------------------------------------------------
Convergys Corp.*                         1,300             23,842
--------------------------------------------------------------------
Equifax, Inc.                              500             11,135
--------------------------------------------------------------------
First Data Corp.                         3,100            123,876
--------------------------------------------------------------------
Fiserv, Inc.*                            1,650             59,779
--------------------------------------------------------------------
H&R Block, Inc.                          1,000             43,150
--------------------------------------------------------------------
Paychex, Inc.                            2,200             74,646
--------------------------------------------------------------------
Pitney Bowes, Inc.                       1,000             38,320
--------------------------------------------------------------------
Sabre Holdings Corp.                       500             10,745
--------------------------------------------------------------------
Waste Management, Inc.                   1,500             39,255
--------------------------------------------------------------------
                                                          821,649
--------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.55%

ADC Telecommunications,
   Inc.*                                 2,500              5,825
--------------------------------------------------------------------
CIENA Corp.*                             1,200              7,092
--------------------------------------------------------------------
Cisco Systems, Inc.*                    26,000            508,040
--------------------------------------------------------------------
Corning, Inc.*                           2,600             24,492
--------------------------------------------------------------------
JDS Uniphase Corp.*                      3,700             13,320
--------------------------------------------------------------------
Lucent Technologies,
   Inc.(1)*                              8,500             18,360
--------------------------------------------------------------------
Motorola, Inc.                           9,000            107,730
--------------------------------------------------------------------
Qualcomm, Inc.                           3,200            133,248
--------------------------------------------------------------------
Scientific-Atlanta, Inc.                   200              6,230
--------------------------------------------------------------------
                                                          824,337
--------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.25%

Apple Computer, Inc.*                      600             12,378
--------------------------------------------------------------------
Dell, Inc.*                             10,100            337,239
--------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES                 VALUE
--------------------------------------------------------------------
COMPUTERS & PERIPHERALS -
   (CONCLUDED)

EMC Corp.*                               7,600          $  95,988
--------------------------------------------------------------------
Gateway, Inc.*                           1,600              9,056
--------------------------------------------------------------------
Hewlett-Packard Co.                     12,253            237,218
--------------------------------------------------------------------
International Business
   Machines Corp.                        6,400            565,312
--------------------------------------------------------------------
Lexmark International
   Group, Inc.*                            400             25,204
--------------------------------------------------------------------
NCR Corp.*                                 300              9,507
--------------------------------------------------------------------
Network Appliance, Inc.*                 2,300             47,219
--------------------------------------------------------------------
Sun Microsystems, Inc.*                  9,800             32,438
--------------------------------------------------------------------
                                                        1,371,559
--------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.04%

Vulcan Materials Co.                       300             11,973
--------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.26%

Ball Corp.                                 200             10,800
--------------------------------------------------------------------
Bemis Co., Inc.                            200              8,860
--------------------------------------------------------------------
Pactiv Corp.*                            1,300             26,364
--------------------------------------------------------------------
Sealed Air Corp.*                          600             28,338
--------------------------------------------------------------------
Temple-Inland, Inc.                        200              9,710
--------------------------------------------------------------------
                                                           84,072
--------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 8.42%

American Express Co.                     4,100            184,746
--------------------------------------------------------------------
Bear Stearns Cos., Inc.                    200             14,960
--------------------------------------------------------------------
Capital One Financial
   Corp.                                   900             51,336
--------------------------------------------------------------------
Charles Schwab Corp.                     4,750             56,572
--------------------------------------------------------------------
Citigroup, Inc.                         18,892            859,775
--------------------------------------------------------------------
Countrywide Credit
   Industries, Inc.                        900             70,452
--------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                        2,500            130,875
--------------------------------------------------------------------
Federal National
   Mortgage Association                  3,500            245,700
--------------------------------------------------------------------
Goldman Sachs Group,
   Inc.                                  1,600            134,240
--------------------------------------------------------------------
J.P. Morgan Chase & Co.                  7,230            248,206
--------------------------------------------------------------------
Janus Capital Group, Inc.                  900             12,573
--------------------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                        1,000             69,080
--------------------------------------------------------------------
MBNA Corp.                               5,650            128,820
--------------------------------------------------------------------
Merrill Lynch & Co., Inc.                2,700            144,531
--------------------------------------------------------------------
Moody's Corp.                              600             32,982
--------------------------------------------------------------------
Morgan Stanley & Co.                     3,800            191,748
--------------------------------------------------------------------
Principal Financial Group,
   Inc.                                  1,000             30,990
--------------------------------------------------------------------
Providian Financial Corp.*                 900             10,611
--------------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONTINUED)

SECURITY DESCRIPTION                   SHARES                 VALUE
--------------------------------------------------------------------
DIVERSIFIED FINANCIALS - (CONCLUDED)

SLM Corp.                               1,200          $  46,752
--------------------------------------------------------------------
State Street Corp.                      1,200             54,000
--------------------------------------------------------------------
                                                       2,718,949
--------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 3.20%

ALLTEL Corp.                            1,600             74,144
--------------------------------------------------------------------
AT&T Corp.(1)                           3,849             82,946
--------------------------------------------------------------------
BellSouth Corp.                         7,600            179,968
--------------------------------------------------------------------
CenturyTel, Inc.                          300             10,167
--------------------------------------------------------------------
Qwest Communications
   International, Inc.*                 2,200              7,480
--------------------------------------------------------------------
SBC Communications,
   Inc.                                12,900            287,025
--------------------------------------------------------------------
Sprint Corp. - Fon Group                3,700             55,870
--------------------------------------------------------------------
Verizon Communications                 10,408            337,635
--------------------------------------------------------------------
                                                       1,035,235
--------------------------------------------------------------------
ELECTRIC UTILITIES - 1.66%

American Electric Power
   Co., Inc.                              700             21,000
--------------------------------------------------------------------
Consolidated Edison, Inc.                 300             12,228
--------------------------------------------------------------------
Constellation Energy
   Group, Inc.                            900             32,202
--------------------------------------------------------------------
Dominion Resources, Inc.                  800             49,520
--------------------------------------------------------------------
DTE Energy Co.                            600             22,134
--------------------------------------------------------------------
Edison International, Inc.*               600             11,460
--------------------------------------------------------------------
Entergy Corp.                             200             10,830
--------------------------------------------------------------------
Exelon Corp.                            1,562             99,187
--------------------------------------------------------------------
FirstEnergy Corp.                         999             31,868
--------------------------------------------------------------------
FPL Group, Inc.                           500             31,600
--------------------------------------------------------------------
PPL Corp.                                 600             24,570
--------------------------------------------------------------------
Progress Energy, Inc.                   1,200             53,352
--------------------------------------------------------------------
Public Service Enterprise
   Group, Inc.                          1,000             42,000
--------------------------------------------------------------------
Southern Co.                            2,400             70,368
--------------------------------------------------------------------
TECO Energy, Inc.(1)                      700              9,674
--------------------------------------------------------------------
TXU Corp.                                 600             14,136
--------------------------------------------------------------------
                                                         536,129
--------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.23%

American Power
   Conversion Corp.                       900             15,426
--------------------------------------------------------------------
Emerson Electric Co.                    1,100             57,915
--------------------------------------------------------------------
                                                          73,341
--------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES                 VALUE
--------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.22%

Agilent Technologies, Inc.*               819          $  18,108
--------------------------------------------------------------------
PerkinElmer, Inc.                         900             13,779
--------------------------------------------------------------------
Sanmina - SCI Corp.*                    1,300             12,610
--------------------------------------------------------------------
Solectron Corp.*                        2,000             11,700
--------------------------------------------------------------------
Waters Corp.*                             600             16,458
--------------------------------------------------------------------
                                                          72,655
--------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.48%

Baker Hughes, Inc.                        900             26,631
--------------------------------------------------------------------
Halliburton Co.                         1,400             33,950
--------------------------------------------------------------------
Schlumberger Ltd.                       1,600             77,440
--------------------------------------------------------------------
Transocean Sedco Forex,
   Inc.*                                  900             18,000
--------------------------------------------------------------------
                                                         156,021
--------------------------------------------------------------------
FOOD & DRUG RETAILING - 1.65%

Albertson's, Inc.                       2,300             47,311
--------------------------------------------------------------------
CVS Corp.                               2,400             74,544
--------------------------------------------------------------------
Kroger Co.*                             4,900             87,563
--------------------------------------------------------------------
Safeway, Inc.*                          3,000             68,820
--------------------------------------------------------------------
Sysco Corp.                             2,900             94,859
--------------------------------------------------------------------
Walgreen Co.                            4,900            150,136
--------------------------------------------------------------------
Winn-Dixie Stores, Inc.                   900              8,685
--------------------------------------------------------------------
                                                         531,918
--------------------------------------------------------------------
FOOD PRODUCTS - 1.59%

Archer-Daniels-Midland Co.              3,505             45,951
--------------------------------------------------------------------
Campbell Soup Co.                       2,600             68,900
--------------------------------------------------------------------
ConAgra Foods, Inc.                     2,300             48,852
--------------------------------------------------------------------
General Mills, Inc.                     1,600             75,312
--------------------------------------------------------------------
Heinz, H.J. & Co.                         900             30,852
--------------------------------------------------------------------
Hershey Foods Corp.                       300             21,804
--------------------------------------------------------------------
Kellogg Co.                             1,800             60,030
--------------------------------------------------------------------
McCormick & Co., Inc.                     500             13,710
--------------------------------------------------------------------
Sara Lee Corp.                          4,700             86,292
--------------------------------------------------------------------
Wrigley, Wm. Jr. Co.                    1,100             60,830
--------------------------------------------------------------------
                                                         512,533
--------------------------------------------------------------------
GAS UTILITIES - 0.47%

Nicor, Inc.                               400             14,056
--------------------------------------------------------------------
KeySpan Corp.                             900             31,572
--------------------------------------------------------------------
Kinder Morgan, Inc.                       800             43,208
--------------------------------------------------------------------
NiSource, Inc.                          1,800             35,964
--------------------------------------------------------------------
Sempra Energy                             900             26,424
--------------------------------------------------------------------
                                                         151,224
--------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           15

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONTINUED)

SECURITY DESCRIPTION                    SHARES                 VALUE
--------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES - 2.27%

Applera Corp. - Applied
   Biosystems Group                      1,400          $  31,234
--------------------------------------------------------------------
Bausch & Lomb, Inc.                        300             13,245
--------------------------------------------------------------------
Baxter International, Inc.               2,800             81,368
--------------------------------------------------------------------
Becton, Dickinson & Co.                    900             32,508
--------------------------------------------------------------------
Biomet, Inc.                             1,200             40,332
--------------------------------------------------------------------
Boston Scientific Corp.*                   900             57,420
--------------------------------------------------------------------
Guidant Corp.                            1,400             65,590
--------------------------------------------------------------------
Medtronic, Inc.                          5,000            234,600
--------------------------------------------------------------------
St. Jude Medical, Inc.*                    900             48,393
--------------------------------------------------------------------
Stryker Corp.                              900             67,779
--------------------------------------------------------------------
Zimmer Holdings, Inc.*                   1,120             61,712
--------------------------------------------------------------------
                                                          734,181
--------------------------------------------------------------------
HEALTH CARE PROVIDERS &
   SERVICES - 2.34%

Aetna, Inc.                                100              6,103
--------------------------------------------------------------------
AmerisourceBergen Corp.                    900             48,645
--------------------------------------------------------------------
Anthem, Inc.*                              800             57,064
--------------------------------------------------------------------
Cardinal Health, Inc.                    2,100            122,619
--------------------------------------------------------------------
CIGNA Corp.                                900             40,185
--------------------------------------------------------------------
HCA, Inc.                                1,900             70,034
--------------------------------------------------------------------
Health Management
   Associates, Inc., Class A             1,500             32,715
--------------------------------------------------------------------
Humana, Inc.*                            1,500             27,075
--------------------------------------------------------------------
IMS Health, Inc.                         1,200             25,320
--------------------------------------------------------------------
Manor Care, Inc.                           400             12,000
--------------------------------------------------------------------
McKesson Corp.                           2,000             66,580
--------------------------------------------------------------------
Quest Diagnostics, Inc.*                   600             36,384
--------------------------------------------------------------------
Tenet Healthcare Corp.*                  1,550             22,444
--------------------------------------------------------------------
UnitedHealth Group, Inc.                 2,200            110,704
--------------------------------------------------------------------
Wellpoint Health
   Networks, Inc.*                       1,000             77,080
--------------------------------------------------------------------
                                                          754,952
--------------------------------------------------------------------
HOTELS, RESTAURANTS &
   LEISURE - 1.11%

Carnival Corp.                           1,600             52,624
--------------------------------------------------------------------
Darden Restaurants, Inc.                   600             11,400
--------------------------------------------------------------------
Harrah's Entertainment,
   Inc.                                    400             16,844
--------------------------------------------------------------------
International Game
   Technology                            2,000             56,300
--------------------------------------------------------------------
McDonald's Corp.                         5,400            127,116
--------------------------------------------------------------------
Starbucks Corp.*                         1,400             40,320
--------------------------------------------------------------------
Wendy's International,
   Inc.                                    300              9,690
--------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES                 VALUE
--------------------------------------------------------------------
HOTELS, RESTAURANTS &
   LEISURE - (CONCLUDED)

Yum! Brands, Inc.*                       1,500          $  44,430
--------------------------------------------------------------------
                                                          358,724
--------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.55%

Black & Decker Corp.                       500             20,275
--------------------------------------------------------------------
Centex Corp.                               300             23,364
--------------------------------------------------------------------
Fortune Brands, Inc.                       300             17,025
--------------------------------------------------------------------
KB HOME                                    200             11,932
--------------------------------------------------------------------
Maytag Corp.                               400              9,988
--------------------------------------------------------------------
Newell Rubbermaid, Inc.                  1,700             36,839
--------------------------------------------------------------------
Pulte Homes, Inc.                          300             20,403
--------------------------------------------------------------------
Stanley Works                              400             11,808
--------------------------------------------------------------------
Tupperware Corp.                         1,900             25,422
--------------------------------------------------------------------
                                                          177,056
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.30%

Clorox Co.                               1,200             55,044
--------------------------------------------------------------------
Colgate-Palmolive Co.                    2,500            139,725
--------------------------------------------------------------------
Kimberly Clark Corp.                     2,200            112,904
--------------------------------------------------------------------
Procter & Gamble Co.                     4,700            436,254
--------------------------------------------------------------------
                                                          743,927
--------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.43%

3M Co.                                   2,600            179,582
--------------------------------------------------------------------
General Electric Co.                    36,700          1,094,027
--------------------------------------------------------------------
Textron, Inc.                              400             15,780
--------------------------------------------------------------------
Tyco International Ltd.                  6,997            142,949
--------------------------------------------------------------------
                                                        1,432,338
--------------------------------------------------------------------
INSURANCE - 4.95%

ACE Ltd.                                   400             13,232
--------------------------------------------------------------------
AFLAC, Inc.                              2,700             87,210
--------------------------------------------------------------------
Allstate Corp.                           2,600             94,978
--------------------------------------------------------------------
Ambac Financial Group,
   Inc.                                    600             38,400
--------------------------------------------------------------------
American International
   Group, Inc.                           9,502            548,265
--------------------------------------------------------------------
AON Corp.                                2,200             45,870
--------------------------------------------------------------------
Chubb Corp.                                900             58,392
--------------------------------------------------------------------
Cincinnati Financial Corp.                 200              7,992
--------------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                             600             31,578
--------------------------------------------------------------------
Jefferson-Pilot Corp.                      500             22,190
--------------------------------------------------------------------
John Hancock Financial
   Services, Inc.                        2,000             67,600
--------------------------------------------------------------------
Loews Corp.                                300             12,111
--------------------------------------------------------------------
Marsh & McLennan Cos.,
   Inc.                                  1,900             90,459
--------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONTINUED)

SECURITY DESCRIPTION                  SHARES                 VALUE
--------------------------------------------------------------------
INSURANCE - (CONCLUDED)

MBIA, Inc.                               800          $  43,976
--------------------------------------------------------------------
MetLife, Inc.                          3,300             92,565
--------------------------------------------------------------------
MGIC Investment Corp.                    700             36,449
--------------------------------------------------------------------
Progressive Corp.                      1,000             69,110
--------------------------------------------------------------------
Prudential Financial, Inc.             1,600             59,776
--------------------------------------------------------------------
St. Paul Cos., Inc.                    1,100             40,733
--------------------------------------------------------------------
Travelers Property
   Casualty Corp., Class B             5,370             85,276
--------------------------------------------------------------------
Unum Provident Corp.                     900             13,293
--------------------------------------------------------------------
XL Capital Ltd., Class A                 500             38,720
--------------------------------------------------------------------
                                                      1,598,175
--------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.41%

eBay, Inc.*                            2,500            133,775
--------------------------------------------------------------------
Internet Software & Services - 0.27%
Yahoo!, Inc.*                          2,500             88,450
--------------------------------------------------------------------
IT Consulting & Services - 0.45%
Computer Sciences
   Corp.*                              1,500             56,355
--------------------------------------------------------------------
Electronic Data Systems
   Corp.                               2,500             50,500
--------------------------------------------------------------------
SunGard Data Systems,
    Inc.*                              1,000             26,310
--------------------------------------------------------------------
Unisys Corp.*                          1,000             13,530
--------------------------------------------------------------------
                                                        146,695
--------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.52%

Eastman Kodak Co.                      1,200             25,128
--------------------------------------------------------------------
Harley-Davidson, Inc.                  1,700             81,940
--------------------------------------------------------------------
Mattel, Inc.                           3,300             62,568
--------------------------------------------------------------------
                                                        169,636
--------------------------------------------------------------------
MACHINERY - 0.58%

Caterpillar, Inc.                        800             55,072
--------------------------------------------------------------------
Danaher Corp.                            500             36,930
--------------------------------------------------------------------
Deere & Co.                              700             37,317
--------------------------------------------------------------------
Illinois Tool Works, Inc.                900             59,634
--------------------------------------------------------------------
                                                        188,953
--------------------------------------------------------------------
MEDIA - 3.62%

AOL Time Warner, Inc.*                15,000            226,650
--------------------------------------------------------------------
Clear Channel
   Communications, Inc.                1,900             72,770
--------------------------------------------------------------------
Comcast Corp., Class A*                7,164            221,224
--------------------------------------------------------------------
Dow Jones & Co., Inc.                    300             14,205
--------------------------------------------------------------------
Gannett Co., Inc.                        900             69,804
--------------------------------------------------------------------
Interpublic Group Cos.,
    Inc.*                                600              8,472
--------------------------------------------------------------------
McGraw-Hill Cos., Inc.                 1,000             62,130
--------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES                 VALUE
--------------------------------------------------------------------
MEDIA - (CONCLUDED)

New York Times Co.,
   Class A                               300          $  13,038
--------------------------------------------------------------------
Omnicom Group, Inc.                    1,000             71,850
--------------------------------------------------------------------
Tribune Co.                              500             22,950
--------------------------------------------------------------------
Univision
   Communications, Inc.,
   Class A*                              900             28,737
--------------------------------------------------------------------
Viacom, Inc., Class B                  5,993            229,532
--------------------------------------------------------------------
Walt Disney Co.                        6,400            129,088
--------------------------------------------------------------------
                                                      1,170,450
--------------------------------------------------------------------
METALS & MINING - 0.42%

Alcoa, Inc.                            2,600             68,016
--------------------------------------------------------------------
Freeport-McMoran
   Copper & Gold, Inc.,
   Class B                               400             13,240
--------------------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                         700             27,363
--------------------------------------------------------------------
United States Steel Corp.              1,100             20,218
--------------------------------------------------------------------
Worthington Industries,
   Inc.                                  500              6,280
--------------------------------------------------------------------
                                                        135,117
--------------------------------------------------------------------
MULTI-LINE RETAIL - 3.93%

Costco Wholesale Corp.*                2,100             65,268
--------------------------------------------------------------------
Dollar General Corp.                     875             17,500
--------------------------------------------------------------------
Kohl's Corp.*                          1,600             85,600
--------------------------------------------------------------------
May Department Stores
   Co.                                 1,000             24,630
--------------------------------------------------------------------
Nordstrom, Inc.                          400              9,924
--------------------------------------------------------------------
Sears, Roebuck & Co.                   1,600             69,968
--------------------------------------------------------------------
Target Corp.                           2,700            101,601
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                 16,000            893,600
--------------------------------------------------------------------
                                                      1,268,091
--------------------------------------------------------------------
MULTI-UTILITIES - 0.24%

AES Corp.*                             1,600             11,872
--------------------------------------------------------------------
Calpine Corp.*                         1,000              4,890
--------------------------------------------------------------------
Centerpoint Energy, Inc.                 900              8,253
--------------------------------------------------------------------
Duke Energy Corp.                      3,000             53,430
--------------------------------------------------------------------
                                                         78,445
--------------------------------------------------------------------
OFFICE ELECTRONICS - 0.06%

Xerox Corp.*                           2,000             20,520
--------------------------------------------------------------------
OIL & GAS - 5.32%

Amerada Hess Corp.                       200             10,020
--------------------------------------------------------------------
Anadarko Petroleum
   Corp.                               1,491             62,264
--------------------------------------------------------------------
Apache Corp.                             804             55,749
--------------------------------------------------------------------
Burlington Resources, Inc.             1,100             53,020
--------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           17

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONTINUED)

SECURITY DESCRIPTION                  SHARES                 VALUE
--------------------------------------------------------------------
OIL & GAS - (CONCLUDED)

ChevronTexaco Corp.                    4,210          $ 300,805
--------------------------------------------------------------------
ConocoPhillips                         2,524            138,189
--------------------------------------------------------------------
Devon Energy Corp.                       900             43,371
--------------------------------------------------------------------
El Paso Corp.                          1,761             12,855
--------------------------------------------------------------------
ExxonMobil Corp.                      24,400            893,040
--------------------------------------------------------------------
Kerr-McGee Corp.                         500             22,320
--------------------------------------------------------------------
Marathon Oil Corp.                     1,700             48,450
--------------------------------------------------------------------
Occidental Petroleum
   Corp.                                 900             31,707
--------------------------------------------------------------------
Unocal Corp.                           1,500             47,280
--------------------------------------------------------------------
                                                      1,719,070
--------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.32%

Georgia-Pacific Corp.                  1,100             26,664
--------------------------------------------------------------------
International Paper Co.                  900             35,118
--------------------------------------------------------------------
MeadWestvaco Corp.                       476             12,138
--------------------------------------------------------------------
Weyerhaeuser Co.                         500             29,225
--------------------------------------------------------------------
                                                        103,145
--------------------------------------------------------------------
PERSONAL PRODUCTS - 0.49%

Avon Products, Inc.                      600             38,736
--------------------------------------------------------------------
Gillette Co.                           3,700            118,326
--------------------------------------------------------------------
                                                        157,062
--------------------------------------------------------------------
PHARMACEUTICALS - 9.49%

Abbott Laboratories                    6,000            255,300
--------------------------------------------------------------------
Bristol-Myers Squibb Co.               8,300            212,978
--------------------------------------------------------------------
Eli Lilly & Co.                        4,300            255,420
--------------------------------------------------------------------
Forest Laboratories, Inc.*             1,800             92,610
--------------------------------------------------------------------
Johnson & Johnson                     10,978            543,631
--------------------------------------------------------------------
King Pharmaceuticals,
    Inc.*                              1,100             16,665
--------------------------------------------------------------------
Medco Health Solutions,
    Inc.*                                966             25,048
--------------------------------------------------------------------
Merck & Co., Inc.                      8,700            440,394
--------------------------------------------------------------------
Pfizer, Inc.                          28,910            878,286
--------------------------------------------------------------------
Schering-Plough Corp.                  5,000             76,200
--------------------------------------------------------------------
Watson Pharmaceuticals,
    Inc.*                                400             16,676
--------------------------------------------------------------------
Wyeth Pharmaceuticals                  5,500            253,550
--------------------------------------------------------------------
                                                      3,066,758
--------------------------------------------------------------------
REAL ESTATE - 0.11%

Equity Office Properties
   Trust                                 600             16,518
--------------------------------------------------------------------
Simon Property Group,
   Inc.                                  400             17,432
--------------------------------------------------------------------
                                                         33,950
--------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES                 VALUE
--------------------------------------------------------------------
ROAD & RAIL - 0.22%

Burlington Northern Santa
   Fe, Inc.                              600          $  17,322
--------------------------------------------------------------------
CSX Corp.                                400             11,700
--------------------------------------------------------------------
Union Pacific Corp.                      700             40,719
--------------------------------------------------------------------
                                                         69,741
--------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 3.68%

Altera Corp.*                          1,100             20,790
--------------------------------------------------------------------
Analog Devices, Inc.*                  1,100             41,822
--------------------------------------------------------------------
Applied Materials, Inc.*               4,600             83,444
--------------------------------------------------------------------
Broadcom Corp., Class A*                 900             23,958
--------------------------------------------------------------------
Intel Corp.                           22,900            629,979
--------------------------------------------------------------------
KLA-Tencor Corp.*                        200             10,280
--------------------------------------------------------------------
Linear Technology Corp.                1,000             35,810
--------------------------------------------------------------------
LSI Logic Corp.*                         900              8,091
--------------------------------------------------------------------
Maxim Integrated
   Products, Inc.                      1,700             67,150
--------------------------------------------------------------------
Micron Technology, Inc.*               1,700             22,814
--------------------------------------------------------------------
National Semiconductor
   Corp.*                                700             22,603
--------------------------------------------------------------------
NVIDIA Corp.*                          1,000             15,911
--------------------------------------------------------------------
QLogic Corp.*                            700             32,907
--------------------------------------------------------------------
Texas Instruments, Inc.                5,900            134,520
--------------------------------------------------------------------
Xilinx, Inc.*                          1,400             39,914
--------------------------------------------------------------------
                                                      1,189,993
--------------------------------------------------------------------
SOFTWARE - 5.13%

Adobe Systems, Inc.                      500             19,630
--------------------------------------------------------------------
Citrix Systems, Inc.*                  1,600             35,328
--------------------------------------------------------------------
Computer Associates
   International, Inc.                 1,600             41,776
--------------------------------------------------------------------
Compuware Corp.*                       1,300              6,968
--------------------------------------------------------------------
Electronic Arts, Inc.*                   600             55,338
--------------------------------------------------------------------
Intuit, Inc.*                          1,000             48,240
--------------------------------------------------------------------
Mercury Interactive
   Corp.*                                500             22,705
--------------------------------------------------------------------
Microsoft Corp.                       39,500          1,097,705
--------------------------------------------------------------------
Oracle Corp.*                         19,800            222,156
--------------------------------------------------------------------
PeopleSoft, Inc.*                        700             12,733
--------------------------------------------------------------------
Siebel Systems, Inc.*                  1,500             14,580
--------------------------------------------------------------------
Symantec Corp.*                          500             31,510
--------------------------------------------------------------------
VERITAS Software Co.*                  1,600             50,240
--------------------------------------------------------------------
                                                      1,658,909
--------------------------------------------------------------------

--------------------------------------------------------------------------------
18

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONCLUDED)

SECURITY DESCRIPTION                SHARES          VALUE
--------------------------------------------------------------------
SPECIALTY RETAIL - 2.66%

AutoZone, Inc.*                        400       $    35,812
--------------------------------------------------------------------
Bed, Bath & Beyond, Inc.*            1,100            41,998
--------------------------------------------------------------------
Best Buy Co., Inc.*                  1,350            64,152
--------------------------------------------------------------------
Circuit City Stores-Circuit
   City Group                        1,100            10,483
--------------------------------------------------------------------
Gap, Inc.                            4,900            83,888
--------------------------------------------------------------------
Home Depot, Inc.                     9,200           293,020
--------------------------------------------------------------------
Limited Brands                       1,200            18,096
--------------------------------------------------------------------
Lowe's Cos., Inc.                    2,500           129,750
--------------------------------------------------------------------
Office Depot, Inc.*                  2,200            30,910
--------------------------------------------------------------------
RadioShack Corp.                     1,100            31,251
--------------------------------------------------------------------
Staples, Inc.*                       2,600            61,750
--------------------------------------------------------------------
TJX Cos., Inc.                       2,500            48,550
--------------------------------------------------------------------
Toys R Us, Inc.*                       700             8,421
--------------------------------------------------------------------
                                                     858,081
--------------------------------------------------------------------
Textiles & Apparel - 0.32%
Jones Apparel Group, Inc.            1,000            29,930
--------------------------------------------------------------------
Nike, Inc., Class B                  1,200            72,984
--------------------------------------------------------------------
                                                     102,914
--------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------------------------------------------------------
TOBACCO - 0.99%

Altria Group, Inc.                   7,300       $   319,740
--------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.63%

AT&T Wireless Services,
   Inc.*                             9,192            75,191
--------------------------------------------------------------------
Nextel Communications,
   Inc.*                             5,600           110,264
--------------------------------------------------------------------
Sprint Corp. (PCS Group)*            3,300            18,909
--------------------------------------------------------------------
                                                     204,364
--------------------------------------------------------------------
Total Common Stocks
   (cost-$30,697,296)                             32,967,939
--------------------------------------------------------------------
TRACKING STOCK - 0.06%

SPDR Trust, Series 1
       (cost-$17,385)                  200            19,990
--------------------------------------------------------------------

NUMBER OF
 SHARES                        MATURITY        INTEREST
  (000)                          DATE            RATE             VALUE
----------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 0.29%
----------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.29%
----------------------------------------------------------------------------
93 UBS Private Money
Market Fund LLC
    (cost-$93,300)           10/1/2003     1.031%+                 93,300
----------------------------------------------------------------------------
Total Investments (cost-$30,807,981)-102.40%                   33,081,229
----------------------------------------------------------------------------
Liabilities in excess of                                         (774,851)
other assets-(2.40)%
----------------------------------------------------------------------------
Net Assets-100.00%                                            $32,306,378
----------------------------------------------------------------------------

*    Non-income producing security.

(1)  Security, or a portion thereof, was on loan at September 30, 2003.

+    Interest rates shown reflect yield at September 30, 2003.


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           19

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - 100.58%

SECURITY DESCRIPTION                 SHARES                 VALUE
--------------------------------------------------------------------
AIRLINES - 0.24%

Ryanair Holdings PLC,
   ADR*                               1,900         $   76,950
--------------------------------------------------------------------
AIR FREIGHT & COURIERS - 0.67%

C. H. Robinson
   Worldwide, Inc.                    3,100            115,351
--------------------------------------------------------------------
Expeditors International of
   Washington, Inc.                   2,800             96,348
--------------------------------------------------------------------
                                                       211,699
--------------------------------------------------------------------
AUTO COMPONENTS - 0.28%

Gentex Corp.                          2,600             90,584
--------------------------------------------------------------------
BIOTECHNOLOGY - 10.84%

Amgen, Inc.*                         19,000          1,226,830
--------------------------------------------------------------------
Biogen, Inc.*                         5,500            210,265
--------------------------------------------------------------------
Cephalon, Inc.*                       2,300            105,616
--------------------------------------------------------------------
Chiron Corp.*                         8,000            413,520
--------------------------------------------------------------------
Genzyme Corp.*                        8,000            370,000
--------------------------------------------------------------------
Gilead Sciences, Inc.*                6,200            346,766
--------------------------------------------------------------------
Human Genome Sciences, Inc.*          3,300             45,078
--------------------------------------------------------------------
ICOS Corp.*                           1,300             49,816
--------------------------------------------------------------------
IDEC Pharmaceuticals
   Corp.*                             5,700            188,955
--------------------------------------------------------------------
Invitrogen Corp.*                     1,800            104,382
--------------------------------------------------------------------
Medimmune, Inc.*                      8,200            270,682
--------------------------------------------------------------------
Millennium
   Pharmaceuticals*                   7,700            118,503
--------------------------------------------------------------------
                                                     3,450,413
--------------------------------------------------------------------
CHEMICALS - 0.38%

Sigma-Aldrich Corp.                   2,300            119,462
--------------------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 4.36%

Apollo Group, Inc.,
   Class A*                           5,550            366,467
--------------------------------------------------------------------
Cintas Corp.                          6,800            250,512
--------------------------------------------------------------------
Fiserv, Inc.*                         8,200            297,086
--------------------------------------------------------------------
Monster Worldwide, Inc.*              3,000             75,540
--------------------------------------------------------------------
Paychex, Inc.                        11,750            398,677
--------------------------------------------------------------------
                                                     1,388,282
--------------------------------------------------------------------
COMMUNICATIONS
   EQUIPMENT - 10.69%

ADC Telecommunications,
    Inc.*                            25,600             59,648
--------------------------------------------------------------------
Brocade Communications
   Systems, Inc.*                     7,700             40,194
--------------------------------------------------------------------
CIENA Corp.*                         12,000             70,920
--------------------------------------------------------------------
Cisco Systems, Inc.*                 80,900          1,580,786
--------------------------------------------------------------------
Comverse Technology,
    Inc.*                             5,700             85,272
--------------------------------------------------------------------
JDS Uniphase Corp.*                  43,800            157,680
--------------------------------------------------------------------
Juniper Networks, Inc.*               7,200            107,424
--------------------------------------------------------------------


SECURITY DESCRIPTION                 SHARES                 VALUE
--------------------------------------------------------------------
COMMUNICATIONS
   EQUIPMENT - (CONCLUDED)

Qualcomm, Inc.                       30,500         $1,270,020
--------------------------------------------------------------------
Tellabs, Inc.*                        4,600             31,234
--------------------------------------------------------------------
                                                     3,403,178
--------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 5.38%

Apple Computer, Inc.*                15,900            328,017
--------------------------------------------------------------------
Dell, Inc.*                          30,600          1,021,734
--------------------------------------------------------------------
Network Appliance, Inc.*             10,900            223,777
--------------------------------------------------------------------
Sun Microsystems, Inc.*              42,000            139,020
--------------------------------------------------------------------
                                                     1,712,548
--------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.32%

Smurfit-Stone Container
   Corp.*                             6,800            101,864
--------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.16%

Telefonaktiebolaget LM
   Ericsson, ADR*                     3,560             52,261
--------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.52%

American Power
   Conversion Corp.                   4,200             71,988
--------------------------------------------------------------------
Molex, Inc.                           3,300             94,347
--------------------------------------------------------------------
                                                       166,335
--------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 1.31%

Flextronics International
    Ltd.*                            18,200            258,076
--------------------------------------------------------------------
Sanmina - SCI Corp.*                 16,400            159,080
--------------------------------------------------------------------
                                                       417,156
--------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.17%

Patterson-UTI Energy,
    Inc.*                             2,000             54,140
--------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.31%

Whole Foods Market,
    Inc.*                             1,800             99,324
--------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES - 1.44%

Biomet, Inc.                         10,700            359,627
--------------------------------------------------------------------
DENTSPLY International,
   Inc.                               2,200             98,648
--------------------------------------------------------------------
                                                       458,275
--------------------------------------------------------------------
HEALTH CARE PROVIDERS &
   SERVICES - 1.79%

Express Scripts, Inc.*                2,500            152,875
--------------------------------------------------------------------
First Health Group Corp.*             3,400             88,910
--------------------------------------------------------------------
Henry Schein, Inc.*                   1,300             73,710
--------------------------------------------------------------------
Lincare Holdings, Inc.*               3,600            131,940
--------------------------------------------------------------------
Patterson Dental Co.*                 2,100            120,918
--------------------------------------------------------------------
                                                       568,353
--------------------------------------------------------------------

--------------------------------------------------------------------------------
20

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

COMMON STOCKS - (CONCLUDED)

SECURITY DESCRIPTION                 SHARES                 VALUE
--------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.55%

Starbucks Corp.*                      17,100         $   492,480
--------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 3.69%

Amazon.com, Inc.*                      7,900             382,044
--------------------------------------------------------------------
eBay, Inc.*                           14,800             791,948
--------------------------------------------------------------------
                                                       1,173,992
--------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.73%

Check Point Software
   Technologies Ltd.*                  7,300             122,640
--------------------------------------------------------------------
VeriSign, Inc.*                        7,000              94,290
--------------------------------------------------------------------
Yahoo!, Inc.*                          9,400             332,572
--------------------------------------------------------------------
                                                         549,502
--------------------------------------------------------------------
MACHINERY - 0.94%

PACCAR, Inc.                           4,000             298,760
--------------------------------------------------------------------
MEDIA - 6.63%

Comcast Corp., Class A*               29,700             917,136
--------------------------------------------------------------------
Echostar Communications Corp.*         7,400             283,198
----------------------------------------------------------------------
           InterActiveCorp.*          22,100             730,405
----------------------------------------------------------------------
Lamar Advertising Co.*                 2,000              58,680
----------------------------------------------------------------------
Pixar, Inc.*                           1,800             119,808
----------------------------------------------------------------------
                                                       2,109,227
--------------------------------------------------------------------
MULTI-LINE RETAIL - 1.17%

Costco Wholesale Corp.*                7,500             233,100
----------------------------------------------------------------------
Dollar Tree Stores, Inc.*              4,200             140,700
----------------------------------------------------------------------
                                                         373,800
--------------------------------------------------------------------
PHARMACEUTICALS - 1.06%

Teva Pharmaceutical
   Industries Ltd., ADR                5,900             337,185
--------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 16.68%

Altera Corp.*                         17,100             323,190
----------------------------------------------------------------------
Applied Materials, Inc.*              26,600             482,524
----------------------------------------------------------------------
Broadcom Corp.*                        5,100             135,762
----------------------------------------------------------------------
Intel Corp.                           72,400           1,991,724
----------------------------------------------------------------------
KLA-Tencor Corp.*                      6,900             354,660
----------------------------------------------------------------------
Linear Technology Corp.               13,000             465,530
----------------------------------------------------------------------
Maxim Integrated
   Products, Inc.                     14,500             572,750
----------------------------------------------------------------------
Microchip Technology, Inc.             5,225             125,086
----------------------------------------------------------------------
Novellus Systems, Inc.*                4,400             148,500
----------------------------------------------------------------------
NVIDIA Corp.*                          5,500              87,511
----------------------------------------------------------------------
QLogic Corp.*                          3,600             169,236
----------------------------------------------------------------------
RF Micro Devices, Inc.*                6,200              57,598
----------------------------------------------------------------------
Xilinx, Inc.*                         13,900             396,289
----------------------------------------------------------------------
                                                       5,310,360
--------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES                 VALUE
--------------------------------------------------------------------
SOFTWARE - 21.98%

Adobe Systems, Inc.                    6,900         $   270,894
----------------------------------------------------------------------
BEA Systems, Inc.*                    12,600             151,830
----------------------------------------------------------------------
Citrix Systems, Inc.*                  7,100             156,768
----------------------------------------------------------------------
Compuware Corp.*                       7,300              39,128
----------------------------------------------------------------------
Electronic Arts, Inc.*                 5,000             461,150
----------------------------------------------------------------------
Intuit, Inc.*                          8,300             400,392
----------------------------------------------------------------------
Mercury Interactive Corp.*             3,600             163,476
----------------------------------------------------------------------
Microsoft Corp.                      117,500           3,265,325
--------------------------------------------------------------------
Oracle Corp.*                         70,500             791,010
--------------------------------------------------------------------
PeopleSoft, Inc.*                     14,100             256,479
--------------------------------------------------------------------
Siebel Systems, Inc.*                 17,900             173,988
--------------------------------------------------------------------
Symantec Corp.*                        5,000             315,100
--------------------------------------------------------------------
Synopsys, Inc.*                        4,200             129,234
--------------------------------------------------------------------
VERITAS Software Co.*                 13,400             420,760
--------------------------------------------------------------------
                                                       6,995,534
--------------------------------------------------------------------
SPECIALTY RETAIL - 2.78%

Bed, Bath & Beyond, Inc.*             12,400             473,432
--------------------------------------------------------------------
PetSmart, Inc.                         3,600              81,720
--------------------------------------------------------------------
Ross Stores, Inc.                      2,000              92,720
--------------------------------------------------------------------
Staples, Inc.*                        10,000             237,500
--------------------------------------------------------------------
                                                         885,372
--------------------------------------------------------------------
TRADING COMPANIES &
   DISTRIBUTORS - 0.78%

CDW Corp.                              2,800             161,672
--------------------------------------------------------------------
Fastenal Co.                           2,300              86,940
--------------------------------------------------------------------
                                                         248,612
--------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 2.73%

Nextel Communications, Inc.*          39,300             773,817
--------------------------------------------------------------------
PanAmSat Corp.*                        6,600              95,568
--------------------------------------------------------------------
                                                         869,385
--------------------------------------------------------------------
Total Investments
   (cost-$47,524,996) -100.58%                        32,015,033
--------------------------------------------------------------------
Liabilities in excess of other
   assets-(0.58)%                                       (183,078)
--------------------------------------------------------------------
Net Assets-100.00%                                   $31,831,955
--------------------------------------------------------------------

*    Non-income producing security.

ADR  American Depositary Receipt.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                           21

UBS Mutual Funds Securities Trust

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2003

                                                              UBS ENHANCED       UBS ENHANCED
                                                                 S&P 500          NASDAQ-100
                                                                  FUND               FUND
-----------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost-$30,807,981
  and $47,524,996, respectively)*                           $33,081,229        $32,015,033
-----------------------------------------------------------------------------------------------
Receivable for investments sold                                 149,817            432,191
-----------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                    --              6,237
-----------------------------------------------------------------------------------------------
Dividends receivable                                             44,899                897
-----------------------------------------------------------------------------------------------
Other assets                                                     19,524             16,649
-----------------------------------------------------------------------------------------------
Total assets                                                 33,295,469         32,471,007
-----------------------------------------------------------------------------------------------
LIABILITIES

Payable for shares of beneficial interest repurchased           742,441            452,070
-----------------------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                93,300                 --
-----------------------------------------------------------------------------------------------
Payable to custodian                                             70,961             44,022
-----------------------------------------------------------------------------------------------
Payable to affiliates                                            14,117             28,661
-----------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                           68,272            114,299
-----------------------------------------------------------------------------------------------
Total liabilities                                               989,091            639,052
-----------------------------------------------------------------------------------------------
NET ASSETS

Beneficial interest -$0.001 par value (unlimited amount
  authorized)                                                51,752,876        110,103,087
-----------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)          232,241                 --
-----------------------------------------------------------------------------------------------
Accumulated net realized losses from investment
  transactions                                              (21,951,987)       (62,761,169)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation of investments       2,273,248        (15,509,963)
-----------------------------------------------------------------------------------------------
Net assets                                                  $32,306,378        $31,831,955
-----------------------------------------------------------------------------------------------

* Includes $83,958 and $0, respectively, of investments in securities on loan, at value.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

UBS Mutual Funds Securities Trust

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2003

                                                             UBS ENHANCED      UBS ENHANCED
                                                                S&P 500         NASDAQ-100
                                                                 FUND              FUND
--------------------------------------------------------------------------------------------
CLASS A:

Net assets                                                  $9,372,117        $9,082,063
--------------------------------------------------------------------------------------------
Shares outstanding                                           1,378,791         2,527,812
--------------------------------------------------------------------------------------------
Net asset value per share                                        $6.80             $3.59
--------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus
  sales charge of 3.00% and 5.50% of offering price,
  respectively)                                                  $7.01             $3.80
--------------------------------------------------------------------------------------------
CLASS B:

Net assets                                                  $9,616,990       $12,424,023
--------------------------------------------------------------------------------------------
Shares outstanding                                           1,423,451         3,550,457
--------------------------------------------------------------------------------------------
Net asset value and offering price per share                     $6.76             $3.50
--------------------------------------------------------------------------------------------
CLASS C:

Net assets                                                  $7,454,938       $ 9,668,690
--------------------------------------------------------------------------------------------
Shares outstanding                                           1,104,055         2,763,735
--------------------------------------------------------------------------------------------
Net asset value per share                                        $6.75             $3.50
--------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus
  sales charge of 1.00% of offering price)                       $6.82             $3.54
--------------------------------------------------------------------------------------------
CLASS Y:

Net assets                                                  $5,862,333          $657,179
--------------------------------------------------------------------------------------------
Shares outstanding                                             859,863           181,522
--------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per
  share                                                          $6.82             $3.62
--------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                           23

UBS Mutual Funds Securities Trust

STATEMENT OF OPERATIONS

                                                                           FOR THE
                                                                         YEAR ENDED
                                                                     SEPTEMBER 30, 2003
                                                              ----------------------------------
                                                               UBS ENHANCED      UBS ENHANCED
                                                                  S&P 500         NASDAQ-100
                                                                   FUND              FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends & Interest (net of foreign withholding tax of $0
  and $464, respectively)                                     $  763,477       $    56,465
------------------------------------------------------------------------------------------------
EXPENSES:

  Investment advisory and administration fees                    170,456           243,689
------------------------------------------------------------------------------------------------
  Service fees-Class A                                            35,781            25,527
------------------------------------------------------------------------------------------------
  Service and distribution fees-Class B                           62,559           119,643
------------------------------------------------------------------------------------------------
  Service and distribution fees-Class C                           49,757            96,572
------------------------------------------------------------------------------------------------
  Transfer agency and related services fees                       65,025           125,118
------------------------------------------------------------------------------------------------
  Federal and state registration fees                             43,079            40,199
------------------------------------------------------------------------------------------------
  Professional fees                                               48,184            48,210
------------------------------------------------------------------------------------------------
  Custody and accounting                                          25,568            19,495
------------------------------------------------------------------------------------------------
  Reports and notices to shareholders                             28,678            82,281
------------------------------------------------------------------------------------------------
  Interest expense                                                 1,221                --
------------------------------------------------------------------------------------------------
  Trustees' fees                                                     631               478
------------------------------------------------------------------------------------------------
  Other expenses                                                  22,185            15,449
------------------------------------------------------------------------------------------------
                                                                 553,124           816,661
------------------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and
  administrator                                                  (92,822)         (241,340)
------------------------------------------------------------------------------------------------
Net expenses                                                     460,302           575,321
------------------------------------------------------------------------------------------------
Net investment income (loss)                                     303,175          (518,856)
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT ACTIVITIES:

Net realized losses from investment transactions              (8,857,548)      (18,259,668)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                 18,259,239        32,413,339
------------------------------------------------------------------------------------------------
Net realized and unrealized gains from investment
  activities                                                   9,401,691        14,153,671
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          $9,704,866       $13,634,815
------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

UBS Mutual Funds Securities Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                     UBS ENHANCED S&P 500 FUND
                                                                  ---------------------------------

                                                                        FOR THE YEARS ENDED
                                                                           SEPTEMBER 30,
                                                                  ---------------------------------
                                                                        2003            2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                             $   303,175     $   328,429
---------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                   (8,857,548)     (8,602,475)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                      18,259,239      (5,553,279)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     9,704,866     (13,827,325)
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Class A                                        (108,042)        (26,627)
---------------------------------------------------------------------------------------------------
Net investment income-Class B                                         (30,425)             --
---------------------------------------------------------------------------------------------------
Net investment income-Class C                                         (20,411)             --
---------------------------------------------------------------------------------------------------
Net investment income-Class Y                                        (223,292)       (114,534)
---------------------------------------------------------------------------------------------------
                                                                     (382,170)       (141,161)
---------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                               17,502,436      33,588,699
---------------------------------------------------------------------------------------------------
Cost of shares repurchased                                        (43,598,580)    (25,212,027)
---------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                    378,255         140,078
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
  transactions                                                    (25,717,889)      8,516,750
---------------------------------------------------------------------------------------------------
Net decrease in net assets                                        (16,395,193)     (5,451,736)
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                  48,701,571      54,153,307
---------------------------------------------------------------------------------------------------
End of year                                                       $32,306,378     $48,701,571
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   $   232,241     $   311,379
---------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                           25

UBS Mutual Funds Securities Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                          UBS ENHANCED NASDAQ-100 FUND
                                                       -----------------------------------

                                                               FOR THE YEARS ENDED
                                                                  SEPTEMBER 30,
                                                       -----------------------------------
                                                             2003               2002
------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment loss                                    $  (518,856)       $  (789,553)
------------------------------------------------------------------------------------------
Net realized losses from investment transactions       (18,259,668)       (24,328,183)
------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation/depreciation of investments              32,413,339         14,366,505
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       13,634,815        (10,751,231)
------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                     9,180,776         12,975,742
------------------------------------------------------------------------------------------
Cost of shares repurchased                             (17,195,781)       (19,312,603)
------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest
  transactions                                          (8,015,005)        (6,336,861)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                    5,619,810        (17,088,092)
------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                       26,212,145         43,300,237
------------------------------------------------------------------------------------------
End of year                                            $31,831,955        $26,212,145
------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Enhanced S&P 500 Fund is a diversified series of UBS Mutual Funds Securities Trust ("Trust") and UBS Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware statutory trust. The UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (collectively, the "Funds") have investment objectives to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively.

Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM") or DSI International Management, Inc. ("DSI"), an indirect wholly owned asset management subsidiary of UBS Global AM. UBS Global AM is an indirect wholly


--------------------------------------------------------------------------------
                                                                           27

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS-Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for each Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any, becomes insolvent, the Fund may suffer delays, cost and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for


--------------------------------------------------------------------------------
28

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.40% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.75% of average daily net assets for UBS Enhanced Nasdaq-100 Fund. UBS Global AM pays DSI to serve as each Fund's sub-advisor. UBS Global AM (not the Funds) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.20% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.35% of average daily net assets for UBS Enhanced Nasdaq-100 Fund. At September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund owed UBS Global AM $12,605 and $22,077, respectively, in investment advisory and administration fees.

For the year ended September 30, 2003, UBS Global AM had contractually undertaken to waive a portion of advisory and administration fees and reimburse a portion of other expenses, when necessary, to maintain UBS Enhanced S&P 500 Fund's and UBS Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and
1.03% of each Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. For the year ended September 30, 2003, UBS Global AM waived $92,822 and $241,340 for UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively. At September 30, 2003 UBS Global AM owed UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund $10,986 and $15,346, respectively, for fee waivers under the above agreement.


--------------------------------------------------------------------------------
                                                                           29

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2003, the Funds did not pay any brokerage commissions to any affiliated broker-dealer for transactions executed on behalf of the Fund.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of each Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees (1) at the annual rate of 0.40% of the average daily net assets of Class B and Class C shares for UBS Enhanced S&P 500 Fund and (2) at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares for UBS Enhanced Nasdaq-100 Fund. At September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund owed UBS Global AM $12,484 and $21,928 in service and distribution fees, respectively.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed each Fund that for the year ended September 30, 2003, it earned $38,287 and $61,125 in sales charges from UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides certain transfer agency related services to The Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's Transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended September 30, 2003, UBS Global AM received from PFPC, not the Fund, approximately 33% and 48% of the total transfer agency and related services fees paid to PFPC by UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

SECURITIES LENDING

Each Fund may lend securities up to 33 1|/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk


--------------------------------------------------------------------------------
30

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Securities LLC and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. For the year ended September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund earned $145 and $1,012, respectively, for lending their securities, and UBS Financial Services Inc. or UBS Securities LLC earned $50 and $340, respectively, in compensation as each Fund's lending agent. At September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund owed UBS Securities LLC $14 and $2, respectively, in compensation as each Fund's lending agent.

BANK LINE OF CREDIT

Each Fund participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, each Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest was charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended September 30, 2003, UBS Enhanced S&P 500 Fund had an average daily amount of borrowing outstanding under the Facility of $6,825,500 for 4 days with a related weighted average annualized interest rate of 1.633%. For the year ended September 30, 2003, UBS Enhanced Nasdaq-100 Fund did not borrow under the Facility. For the year ended September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund paid a commitment fee of $571 and $440 to UBS AG, respectively.

FEDERAL TAX STATUS

For federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments at September 30, 2003 were as follows:

                                                                 UBS ENHANCED        UBS ENHANCED
                                                                   S&P 500            NASDAQ-100
                                                                     FUND                FUND
----------------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of
  value over cost)                                              $     955,556       $    1,233,441
----------------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of
  cost over value)                                                 (1,986,347)         (18,993,809)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       $  (1,030,791)      $  (17,760,368)
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           31

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                   UBS ENHANCED      UBS ENHANCED
                                      S&P 500         NASDAQ-100
                                       FUND              FUND
-------------------------------------------------------------------
Purchases                         $23,231,294      $  6,903,737
-------------------------------------------------------------------
Sales                             $48,083,695      $ 15,367,596
-------------------------------------------------------------------

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

For UBS Enhanced S&P 500 Fund, the tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002 were as follows:

DISTRIBUTIONS PAID FROM:                   2003            2002
-------------------------------------------------------------------
Ordinary income                        $382,170        $141,161
-------------------------------------------------------------------

At September 30, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund had net realized capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized gains. These losses expire as follows:

          FISCAL                 UBS ENHANCED              UBS ENHANCED
           YEAR                     S&P 500                 NASDAQ-100
          ENDING                     FUND                      FUND
   ----------------------------------------------------------------------
          2009                   $    15,413               $   365,067
   ----------------------------------------------------------------------
          2010                     1,855,083                19,411,471
   ----------------------------------------------------------------------
          2011                    10,446,652                21,748,680
   ----------------------------------------------------------------------
         Total                   $12,317,148               $41,525,218
   ----------------------------------------------------------------------

To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund have elected to defer realized capital losses of $6,330,800 and $18,985,546, respectively, arising after October 31, 2002. Such losses are treated for tax purposes as arising on October 1, 2003.


--------------------------------------------------------------------------------
32

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

At September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                           UBS ENHANCED        UBS ENHANCED
                                                             S&P 500            NASDAQ-100
                                                               FUND                FUND
---------------------------------------------------------------------------------------------
Undistributed ordinary income (loss)                    $   232,241         $         --
---------------------------------------------------------------------------------------------
Accumulated realized capital and other losses           $(18,647,948)       $(60,510,764)
---------------------------------------------------------------------------------------------
Unrealized appreciation/depreciation of investments     $ (1,030,791)       $(17,760,368)
---------------------------------------------------------------------------------------------
Total accumulated deficit                               $(19,446,498)       $(78,271,132)
---------------------------------------------------------------------------------------------

The difference between book and tax basis unrealized appreciation/depreciation of investments is attributable to the deferral of losses on wash sales.

At September 30, 2003, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Fund's net assets as follows:

                                    ACCUMULATED
                                   UNDISTRIBUTED      ACCUMULATED
                                  NET INVESTMENT     NET REALIZED      BENEFICIAL
FUND                                  INCOME            LOSSES          INTEREST
------------------------------------------------------------------------------------
UBS Enhanced S&P 500 Fund            $   (143)          $1,205         $   (1,062)
------------------------------------------------------------------------------------
UBS Enhanced Nasdaq-100 Fund         $518,856           $   --         $ (518,856)
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           33

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows.

                                            Class A                               Class B
                                   ------------------------------       ------------------------------
                                     Shares            Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------
UBS ENHANCED S&P 500 FUND

FOR THE YEAR ENDED
SEPTEMBER 30, 2003:
----------------------------------------------------------------------------------------------------------
Shares sold                        1,565,723      $   9,817,706           411,679       $   2,516,114
----------------------------------------------------------------------------------------------------------
Shares repurchased                (2,347,113)       (15,512,361)         (549,176)         (3,350,632)
----------------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                  45,614            292,617           (45,808)           (292,617)
----------------------------------------------------------------------------------------------------------
Dividends reinvested                  17,488            106,851             4,723              28,764
----------------------------------------------------------------------------------------------------------
Net decrease                        (718,288)     $  (5,295,187)         (178,582)      $  (1,098,371)
----------------------------------------------------------------------------------------------------------
UBS ENHANCED S&P 500 FUND

FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
----------------------------------------------------------------------------------------------------------
Shares sold                        1,417,100      $  10,208,449           996,504       $   7,292,662
----------------------------------------------------------------------------------------------------------
Shares repurchased                (1,521,587)       (11,124,884)         (756,027)         (5,400,687)
----------------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                   1,080              7,190            (1,085)             (7,190)
----------------------------------------------------------------------------------------------------------
Dividends reinvested                   3,326             25,544                --                  --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (100,081)     $    (883,701)          239,392       $   1,884,785
----------------------------------------------------------------------------------------------------------
UBS ENHANCED NASDAQ-100 FUND

FOR THE YEAR ENDED
SEPTEMBER 30, 2003:
----------------------------------------------------------------------------------------------------------
Shares sold                        2,163,774      $   6,541,652           530,384       $   1,539,450
----------------------------------------------------------------------------------------------------------
Shares repurchased                (3,025,012)        (9,686,755)       (1,205,741)         (3,635,918)
----------------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                  24,328             78,376           (24,926)            (78,376)
----------------------------------------------------------------------------------------------------------
Net decrease                        (836,910)     $  (3,066,727)         (700,283)      $  (2,174,844)
----------------------------------------------------------------------------------------------------------
UBS ENHANCED NASDAQ-100 FUND

FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
----------------------------------------------------------------------------------------------------------
Shares sold                        1,652,783      $   6,169,857           775,938       $   2,820,446
----------------------------------------------------------------------------------------------------------
Shares repurchased                (2,056,505)        (7,404,293)       (1,598,239)         (5,610,770)
----------------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                   9,604             40,712            (9,738)            (40,712)
----------------------------------------------------------------------------------------------------------
Net decrease                        (394,118)     $  (1,193,724)         (832,039)      $  (2,831,036)
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

             CLASS C                             CLASS Y
---------------------------------    ---------------------------------
     SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------
      271,712      $  1,647,978           552,633      $   3,520,638
----------------------------------------------------------------------
     (506,554)       (3,092,057)       (3,447,648)       (21,643,530)
----------------------------------------------------------------------
           --                --                --                 --
----------------------------------------------------------------------
        3,177            19,348            36,486            223,292
----------------------------------------------------------------------
     (231,665)     $ (1,424,731)       (2,858,529)     $ (17,899,600)
----------------------------------------------------------------------
      827,703      $  6,161,017         1,372,348      $   9,926,571
----------------------------------------------------------------------
     (600,457)       (4,292,487)         (662,295)        (4,393,969)
----------------------------------------------------------------------
           --                --                --                 --
----------------------------------------------------------------------
           --                --            14,874            114,534
----------------------------------------------------------------------
      227,246      $  1,868,530           724,927      $   5,647,136
----------------------------------------------------------------------
      366,936      $  1,078,554             7,175      $      21,120
----------------------------------------------------------------------
   (1,216,340)       (3,678,021)          (60,792)          (195,087)
----------------------------------------------------------------------
           --                --                --                 --
----------------------------------------------------------------------
     (849,404)     $ (2,599,467)          (53,617)     $    (173,967)
----------------------------------------------------------------------
    1,039,932      $  3,815,330            45,354      $     170,109
----------------------------------------------------------------------
   (1,688,061)       (5,723,366)         (163,930)          (574,174)
----------------------------------------------------------------------
           --                --                --                 --
----------------------------------------------------------------------
     (648,129)     $ (1,908,036)         (118,576)     $    (404,065)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           35

UBS Mutual Funds Securities Trust

NOTES TO FINANCIAL STATEMENTS

SUBSEQUENT EVENT

On October 29, 2003, the shareholders of each Fund voted and approved the merger of UBS Enhanced Nasdaq-100 Fund into UBS Small Cap Growth Fund, a series of The UBS Funds, and UBS Enhanced S&P 500 Fund into UBS S&P 500 Index Fund, a series of UBS Index Trust. UBS Small Cap Growth Fund will acquire the net assets of the UBS Enhanced Nasdaq-100 Fund as of the close of business on November 7, 2003 in a taxable exchange for shares of UBS Small Cap Growth Fund. UBS S&P 500 Index Fund will acquire the net assets of the UBS Enhanced S&P 500 Fund as of the close of business on November 7, 2003 in a tax-free exchange for shares of UBS S&P 500 Index Fund.


--------------------------------------------------------------------------------
36

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      CLASS A
                                        -----------------------------------------------------------------
                                                         FOR THE YEARS                   FOR THE PERIOD
                                                             ENDED                      APRIL 26, 2000+
                                                         SEPTEMBER 30,                      THROUGH
                                        ----------------------------------------------     SEPTEMBER 30,
                                              2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                     $ 5.57         $  7.07         $  9.69          $ 10.00
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.05@           0.04            0.03@            0.01
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                    1.23@          (1.53)          (2.61)@          (0.32)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                        1.28           (1.49)          (2.58)           (0.31)
---------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                      (0.05)          (0.01)          (0.02)              --
---------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  transactions                                   --             --            (0.02)              --
---------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                (0.05)         (0.01)           (0.04)              --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 6.80         $  5.57          $  7.07           $ 9.69
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                  23.05%         (21.09)%         (26.77)%          (3.10)%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S)           $9,372         $11,671          $15,526           $8,197
---------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                     0.98%           0.98%            0.98%            0.98%*
---------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                 1.26%           1.14%            1.31%            4.29%*
---------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of
  waivers from advisor                        0.80%           0.53%            0.37%            0.24%*
---------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                        0.52%           0.37%            0.04%           (3.05)%*
---------------------------------------------------------------------------------------------------------
Portfolio turnover                              55%             72%              63%              74%
---------------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

#    Actual amount is less than $(0.005) per share.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
                                                                           37

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

                                   CLASS B
        -------------------------------------------------------------
                      FOR THE YEARS                   FOR THE PERIOD
                          ENDED                      APRIL 26, 2000+
                      SEPTEMBER 30,                      THROUGH
        --------------------------------------------   SEPTEMBER 30,
              2003            2002           2001          2000
        -------------------------------------------------------------

            $ 5.53          $ 7.04          $ 9.68       $10.00
        -------------------------------------------------------------
              0.02@           0.01            0.00@#      (0.01)
        -------------------------------------------------------------

              1.23@          (1.52)          (2.62)@      (0.31)
        -------------------------------------------------------------

              1.25           (1.51)          (2.62)       (0.32)
        -------------------------------------------------------------

             (0.02)             --              --           --
        -------------------------------------------------------------


                --              --           (0.02)          --
        -------------------------------------------------------------

             (0.02)             --           (0.02)          --
        -------------------------------------------------------------
            $ 6.76          $ 5.53          $ 7.04       $ 9.68
        -------------------------------------------------------------
             22.62%         (21.45)%        (27.13)%      (3.20)%
        -------------------------------------------------------------
            $9,617          $8,865          $9,596       $7,735
        -------------------------------------------------------------

              1.38%           1.38%           1.38%        1.38%*
        -------------------------------------------------------------

              1.63%           1.49%           1.80%        4.88%*
        -------------------------------------------------------------


              0.40%           0.13%          (0.05)%       (0.20)%*
        -------------------------------------------------------------


              0.14%           0.02%          (0.47)%       (3.70)%*
        -------------------------------------------------------------
                55%             72%             63%           74%


--------------------------------------------------------------------------------
38

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   CLASS C
                                        -----------------------------------------------------------------
                                                      FOR THE YEARS                    FOR THE PERIOD
                                                          ENDED                       APRIL 26, 2000+
                                                      SEPTEMBER 30,                       THROUGH
                                        -------------------------------------------     SEPTEMBER 30,
                                               2003            2002           2001          2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                    $  5.53          $ 7.03          $ 9.68       $ 10.00
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.02@           0.01            0.00@#       (0.01)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                    1.22@          (1.51)          (2.62)@       (0.31)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                        1.24           (1.50)          (2.62)        (0.32)
---------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                      (0.02)             --           (0.01)           --
---------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  transactions                                   --              --           (0.02)           --
---------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                (0.02)             --           (0.03)           --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 6.75          $ 5.53          $ 7.03        $ 9.68
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                   22.38%         (21.34)%        (27.16)%       (3.20)%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S)            $7,455          $7,382          $7,796        $3,954
---------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                      1.38%           1.38%           1.38%        1.38%*
---------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                  1.62%           1.48%           1.75%        4.88%*
---------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets,net of waivers
  from advisor                                 0.40%           0.14%          (0.04)%      (0.21)%*
---------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                         0.16%           0.04%          (0.41)%      (3.71)%*
---------------------------------------------------------------------------------------------------------
Portfolio turnover                               55%             72%             63%          74%
---------------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

#    Actual amount is less than $0.05 per share.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) For the year ended September 30, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund,not to exceed the Fund's expense cap of 0.73% for Class Y.


--------------------------------------------------------------------------------
                                                                           39

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

                                        CLASS Y
        ------------------------------------------------------------------------
                           FOR THE YEARS                        FOR THE PERIOD
                               ENDED                           APRIL 26, 2000+
                           SEPTEMBER 30,                           THROUGH
        -----------------------------------------------------     SEPTEMBER 30,
               2003                    2002            2001          2000
        ------------------------------------------------------------------------

             $ 5.59                 $  7.09          $  9.71         $10.00
        ------------------------------------------------------------------------
               0.07@                   0.05             0.05@          0.01
        ------------------------------------------------------------------------

               1.22@                  (1.52)           (2.63)@        (0.30)
        ------------------------------------------------------------------------

               1.29                   (1.47)           (2.58)         (0.29)
        ------------------------------------------------------------------------

              (0.06)                  (0.03)           (0.02)            --
        ------------------------------------------------------------------------


                 --                      --            (0.02)            --
        ------------------------------------------------------------------------

              (0.06)                  (0.03)           (0.04)            --
        ------------------------------------------------------------------------
             $ 6.82                 $  5.59          $  7.09         $ 9.71
        ------------------------------------------------------------------------
              23.28%                 (20.86)%         (26.65)%        (2.90)%
        ------------------------------------------------------------------------
             $ 5,862                $20,784          $21,235         $  615
        ------------------------------------------------------------------------

                0.73%                  0.73%            0.73%          0.73%*
        ------------------------------------------------------------------------

                0.82%                  0.72% (2)        0.76%          4.23%*
        ------------------------------------------------------------------------


                1.09%                  0.78%            0.67%          0.41%*
        ------------------------------------------------------------------------


                1.00%                  0.79%(2)         0.64%         (3.09)%*
        ------------------------------------------------------------------------
                  55%                    72%              63%            74%
        ------------------------------------------------------------------------

--------------------------------------------------------------------------------
40

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                              CLASS A
                                     ---------------------------------------------------------
                                                                                FOR THE PERIOD
                                                                               APRIL 26, 2000+
                                        FOR THE YEARS ENDED SEPTEMBER 30,          THROUGH
                                     -----------------------------------------   SEPTEMBER 30,
                                         2003          2002          2001            2000
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $ 2.32        $ 3.24       $  9.83         $  10.00
----------------------------------------------------------------------------------------------
Net investment loss                      (0.03)        (0.05)        (0.07)@          (0.04)
----------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments               1.30         (0.87)        (6.52)@          (0.13)
----------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                   1.27         (0.92)        (6.59)           (0.17)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 3.59        $ 2.32       $  3.24         $   9.83
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)               54.74%       (28.40)%      (67.04)%          (1.70)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD
  (000'S)                               $9,082        $7,791       $12,187         $25,301
----------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor             1.28%         1.28%         1.28%           1.28%*
----------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor             1.91%         1.73%         1.62%           2.07%*
----------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, net of waivers from
  advisor                                (1.10)%       (1.21)%       (1.21)%         (1.25)%*
----------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, before waivers from
  advisor                                (1.73)%       (1.66)%       (1.55)%         (2.04)%*
----------------------------------------------------------------------------------------------
Portfolio turnover                          22%           22%           29%              5%
----------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
                                                                           41

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

                           CLASS B
--------------------------------------------------------------
                                              FOR THE PERIOD
                                             APRIL 26, 2000+
     FOR THE YEARS ENDED SEPTEMBER 30,           THROUGH
---------------------------------------------  SEPTEMBER 30,
      2003           2002          2001            2000
--------------------------------------------------------------
    $  2.27        $ 3.21       $  9.80         $ 10.00
--------------------------------------------------------------
      (0.07)        (0.08)        (0.11)@         (0.06)
--------------------------------------------------------------
       1.30         (0.86)        (6.48)@         (0.14)
--------------------------------------------------------------
       1.23         (0.94)        (6.59)          (0.20)
--------------------------------------------------------------
    $  3.50        $  2.27      $  3.21         $  9.80
--------------------------------------------------------------
      54.19%       (29.28)%      (67.24)%         (2.00)%
--------------------------------------------------------------
    $12,424        $9,662       $16,299         $37,714
--------------------------------------------------------------
       2.03%         2.03%         2.03%           2.03%*
--------------------------------------------------------------
       2.84%         2.62%         2.42%           2.82%*
--------------------------------------------------------------
      (1.85)%       (1.96)%       (1.96)%         (2.00)%*
--------------------------------------------------------------
      (2.66)%       (2.55)%       (2.35)%         (2.79)  %
--------------------------------------------------------------
         22%           22%           29%              5%
--------------------------------------------------------------


--------------------------------------------------------------------------------
42

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                              CLASS C
                                     -----------------------------------------------------------
                                                                                FOR THE PERIOD
                                                                               APRIL 26, 2000+
                                        FOR THE YEARS ENDED SEPTEMBER 30,          THROUGH
                                     ----------------------------------------  SEPTEMBER 30,
                                         2003          2002          2001            2000
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $ 2.27        $ 3.21       $  9.80          $ 10.00
------------------------------------------------------------------------------------------------
Net investment loss                      (0.07)        (0.08)        (0.11)@          (0.06)
------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments               1.30         (0.86)        (6.48)@          (0.14)
------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                   1.23         (0.94)        (6.59)           (0.20)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 3.50        $ 2.27       $  3.21          $  9.80
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)               54.19%       (29.28)%      (67.24)%          (2.00)%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD
  (000'S)                               $9,669        $8,211       $13,663          $24,012
------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor             2.03%         2.03%         2.03%            2.03%*
------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor             2.81%         2.53%         2.36%            2.82%*
------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, net of waivers from
  advisor                                (1.85)%       (1.96)%       (1.96)%          (2.00)%*
------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, before waivers from
  advisor                                (2.63)%       (2.46)%       (2.29)%          (2.79)%*
------------------------------------------------------------------------------------------------
Portfolio turnover                          22%           22%           29%               5%
------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

#    Actual amount is less than $(0.005) per share.

@    Calculated using the average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
                                                                           43

UBS Enhanced Nasdaq-100 Fund

FINANCIAL HIGHLIGHTS

                           CLASS Y
--------------------------------------------------------------
                                              FOR THE PERIOD
                                             APRIL 26, 2000\^
     FOR THE YEARS ENDED SEPTEMBER 30,           THROUGH
-------------------------------------------   SEPTEMBER 30,
      2003           2002          2001            2000
--------------------------------------------------------------
     $ 2.33        $ 3.25        $ 9.84          $10.00
--------------------------------------------------------------
      (0.00)#       (0.02)        (0.05)@         (0.03)
--------------------------------------------------------------
       1.29         (0.90)        (6.54)@         (0.13)
--------------------------------------------------------------
       1.29         (0.92)        (6.59)          (0.16)
--------------------------------------------------------------
     $ 3.62        $ 2.33        $ 3.25          $ 9.84
--------------------------------------------------------------
      55.36%       (28.31)%      (66.97)%         (1.60)%
--------------------------------------------------------------
     $  657        $  548        $1,151          $1,740
--------------------------------------------------------------
       1.03%         1.03%         1.03%           1.03% *
--------------------------------------------------------------
       1.85%         1.59%         1.40%           2.02% *
--------------------------------------------------------------
      (0.85)%       (0.96)%       (0.96)%         (1.00)%*
--------------------------------------------------------------
      (1.67)%       (1.52)%       (1.33)%         (1.99)%*
--------------------------------------------------------------
         22%           22%           29%              5%
--------------------------------------------------------------

--------------------------------------------------------------------------------
44

UBS Mutual Funds Securities Trust


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (the "Funds") (comprising UBS Securities Trust) as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP

New York, New York
November 7, 2003


--------------------------------------------------------------------------------
                                                                           45

UBS Mutual Funds Securities Trust


TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (September 30, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, the percentage of dividends paid by the UBS Enhanced S&P 500 Fund that qualify for the 70% dividends received deduction for corporate shareholders is 100%.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
46

UBS Mutual Funds Securities Trust

GENERAL INFORMATION (UNAUDITED)


PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Portfolios' proxy voting policies and procedures, without charge, upon request by contacting the Portfolios directly at 1-800-647 1568 or online on the Portfolios' Web site www.ubs.com/ubsglobalam-proxy.


--------------------------------------------------------------------------------
                                                                           47

UBS Mutual Funds Securities Trust


BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trusts' Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES

                                                  TERM OF
                                                OFFICE+ AND
         NAME, ADDRESS,       POSITION(S) HELD    LENGTH OF         PRINCIPAL OCCUPATION(S)
           AND AGE               WITH TRUST      TIME SERVED          DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
 Margo N. Alexander*++;      Trustee            Since 1999    Mrs. Alexander is retired. She was
 56                                                           an executive vice president of UBS
                                                              Financial Services Inc. (March 1984
                                                              to December 2002). She was chief
                                                              executive officer (from January
                                                              1995 to October 2000), a director
                                                              (from January 1995 to September
                                                              2001) and chairman (from March
                                                              1999 to September 2001) of UBS
                                                              Global AM.

 Brian M. Storms**++; 49     Trustee and        Since 2003    Mr. Storms is chief executive
                             Chairman of                      officer of UBS Global Asset
                             the Board of                     Management-Americas region
                             Trustees                         (since July 2002). Mr. Storms was
                                                              chief executive officer, president
                                                              and/or chief operating officer of
                                                              UBS Global AM and certain
                                                              affiliated asset management
                                                              companies from 1999 to July
                                                              2002. He was president of
                                                              Prudential Investments
                                                              ( 1996-1999).

--------------------------------------------------------------------------------
48

UBS Mutual Funds Securities Trust

                   NUMBER OF
              PORTFOLIOS IN FUND COMPLEX          OTHER DIRECTORSHIPS
              OVERSEEN BY TRUSTEE                   HELD BY TRUSTEE
--------------------------------------------------------------------------------
  Mrs. Alexander is a director or trustee of     None
  19 investment companies (consisting of 40
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.

  Mr. Storms is a director or trustee of 23      None
  investment companies (consisting of 83
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
                                                                           49

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                     TERM OF
                                                   OFFICE+ AND
           NAME, ADDRESS,        POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
            AND AGE                 WITH TRUST      TIME SERVED        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
 Richard Q. Armstrong; 68       Trustee            Since 1999    Mr. Armstrong is chairman and
 R.Q.A. Enterprises                                              principal of R.Q.A. Enterprises
 One Old Church Road -                                           (management consulting firm)
 Unit #6                                                         (since April 1991 and principal
 Greenwich, CT 06830                                             occupation since March 1995).

 David J. Beaubien; 69          Trustee            Since 2001    Mr. Beaubien is chairman of
 84 Doane Road                                                   Yankee Environmental
 Ware, MA 01082                                                  Systems, Inc., a manufacturer
                                                                 of meteorological measuring
                                                                 systems (since 1991).

 Richard R. Burt; 56            Trustee            Since 1999    Mr. Burt is chairman of
 1275 Pennsylvania Ave., N.W.                                    Diligence LLC (international
 Washington, D.C. 20004                                          information and security firm)
                                                                 and IEP Advisors (international
                                                                 investments and consulting
                                                                 firm).

 Meyer Feldberg; 61             Trustee            Since 1999    Mr. Feldberg is Dean and
 Columbia University                                             Professor of Management of
 101 Uris Hall                                                   the Graduate School of
 New York, New York                                              Business, Columbia University
 10027                                                           (since 1989).


--------------------------------------------------------------------------------
50

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                    NUMBER OF
               PORTFOLIOS IN FUND COMPLEX                  OTHER DIRECTORSHIPS
                   OVERSEEN BY TRUSTEE                       HELD BY TRUSTEE
--------------------------------------------------------------------------------------
  Mr. Armstrong is a director or trustee of 19     None
  investment companies (consisting of 40
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.

  Mr. Beaubien is a director or trustee of 19      Mr. Beaubien is also a director of
  investment companies (consisting of 40           IEC Electronics, Inc., a
  portfolios) for which UBS Global AM or           manufacturer of electronic
  one of its affiliates serves as investment       assemblies.
  advisor, sub-advisor or manager.

  Mr. Burt is a director or trustee of 19          Mr. Burt is also a director of
  investment companies (consisting of 40           Hollinger International, Inc.
  portfolios) for which UBS Global AM or           (publishing), HCL Technologies,
  one of its affiliates serves as investment       Ltd., The Central European
  advisor, sub-advisor or manager.                 Fund, Inc., The Germany Fund,
                                                   Inc., IGT, Inc. (provides
                                                   technology to gaming and
                                                   wagering industry) and
                                                   chairman of Weirton Steel Corp.
                                                   (makes and finishes steel
                                                   products). He is also a director or
                                                   trustee of funds in the Scudder
                                                   Mutual Funds Family (consisting
                                                   of 47 portfolios).

  Dean Feldberg is a director or trustee of 33     Dean Feldberg is also a director
  investment companies (consisting of 54           of Primedia Inc. (publishing),
  portfolios) for which UBS Global AM or           Federated Department Stores,
  one of its affiliates serves as investment       Inc. (operator of department
  advisor, sub-advisor or manager.                 stores), Revlon, Inc. (cosmetics),
                                                   Select Medical Inc. (healthcare
                                                   services) and SAPPI, Ltd.
                                                   (producer of paper).

--------------------------------------------------------------------------------
                                                                           51

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                              TERM OF
                                            OFFICE+ AND
     NAME, ADDRESS,       POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
         AND AGE             WITH TRUST      TIME SERVED        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------
 Carl W. Schafer; 67     Trustee            Since 1999    Mr. Schafer is president of the
 66 Witherspoon Street                                    Atlantic Foundation
 #1100                                                    (charitable foundation) (since
 Princeton, NJ 08542                                      1993).

 William D. White; 69    Trustee            Since 2001    Mr. White is retired (since
 P.O. Box 199                                             1994).
 Upper Black Eddy, PA
 18972


--------------------------------------------------------------------------------
52

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                   NUMBER OF
              PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
              OVERSEEN BY TRUSTEE                              HELD BY TRUSTEE
---------------------------------------------------------------------------------------------
  Mr. Schafer is a director or trustee of 19     Mr. Schafer is also a director of Labor
  investment companies (consisting of 40         Ready, Inc. (temporary employment),
  portfolios) for which UBS Global AM or         Roadway Corp. (trucking), Guardian Life
  one of its affiliates serves as investment     Insurance Company Mutual Funds
  advisor, sub-advisor or manager.               (consisting of 19 portfolios), the Harding,
                                                 Loevner Funds (consisting of three
                                                 portfolios), E.I.I. Realty Securities Trust
                                                 (investment company) and Frontier Oil
                                                 Corporation.

  Mr. White is a director or trustee of 19       None.
  investment companies (consisting of 40
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                           53

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                                 PRINCIPAL OCCUPATION(S)
                                             TERM OF               DURING PAST 5 YEARS;
                                           OFFICE+ AND           NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,     POSITION(S) HELD    LENGTH OF        FUND COMPLEX FOR WHICH PERSON
        AND AGE             WITH TRUST      TIME SERVED             SERVES AS OFFICER
--------------------------------------------------------------------------------------------------
 T. Kirkham Barneby*;   Vice President     Since 2000     Mr. Barneby is a managing director
 57                                                       - quantitative investments of UBS
                                                          Global AM. Mr. Barneby is a vice
                                                          president of five investment
                                                          companies (consisting of six
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

 W. Douglas Beck*; 36   Vice President     Since 2003     Mr. Beck is an executive director
                                                          and head of mutual fund product
                                                          management of UBS Global AM
                                                          (since 2002). From March 1998 to
                                                          November 2002, he held various
                                                          positions at Merrill Lynch, the most
                                                          recent being first vice president and
                                                          co-manager of the managed
                                                          solutions group. Mr. Beck is vice
                                                          president of 22 investment
                                                          companies (consisting of 81
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

 Thomas Disbrow*; 37    Vice President     Since 2000     Mr. Disbrow is a director and a
                        and Assistant                     senior manager of the mutual fund
                        Treasurer                         finance department of UBS Global
                                                          AM. Prior to November 1999, he
                                                          was a vice president of
                                                          Zweig/Glaser Advisers. Mr. Disbrow
                                                          is a vice president and assistant
                                                          treasurer of 19 investment
                                                          companies (consisting of 40
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.


--------------------------------------------------------------------------------
54

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                                                                  PRINCIPAL OCCUPATION(S)
                                              TERM OF               DURING PAST 5 YEARS;
                                            OFFICE+ AND           NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,      POSITION(S) HELD    LENGTH OF        FUND COMPLEX FOR WHICH PERSON
         AND AGE             WITH TRUST      TIME SERVED             SERVES AS OFFICER
----------------------------------------------------------------------------------------------------
 Amy R. Doberman*;       Vice President     Since 2000     Ms. Doberman is a managing
 41                      and Secretary                     director and general counsel of UBS
                                                           Global AM. From December 1997
                                                           through July 2000, she was general
                                                           counsel of Aeltus Investment
                                                           Management, Inc. Ms. Doberman
                                                           is vice president and assistant
                                                           secretary of five investment
                                                           companies (consisting of 44
                                                           portfolios) and vice president and
                                                           secretary of 19 investment
                                                           companies (consisting of 40
                                                           portfolios) for which UBS Global
                                                           AM or one of its affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

 David M. Goldenberg*;   Vice President     Since 2002     Mr. Goldenberg is an executive
 36                      and Assistant                     director and deputy general
                         Secretary                         counsel of UBS Global AM. From
                                                           2000 to 2002 he was director, legal
                                                           affairs at Lazard Asset
                                                           Management. Mr. Goldenberg
                                                           served in various capacities,
                                                           including most recently as global
                                                           director of compliance for SSB Citi
                                                           Asset Management Group from
                                                           1996 to 2000. Mr. Goldenberg is a
                                                           vice president and secretary of five
                                                           investment companies (consisting
                                                           of 44 portfolios) and a vice
                                                           president and assistant secretary of
                                                           19 investment companies
                                                           (consisting of 40 portfolios) for
                                                           which UBS Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
                                                                           55

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                                                                     PRINCIPAL OCCUPATION(S)
                                                 TERM OF               DURING PAST 5 YEARS;
                                               OFFICE+ AND           NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,       POSITION(S) HELD    LENGTH OF        FUND COMPLEX FOR WHICH PERSON
          AND AGE               WITH TRUST      TIME SERVED             SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------
 John J. Holmgren**;        Vice President     Since 2000     Mr. Holmgren is a managing
 64                                                           director of UBS Global AM (since
                                                              August 2000). Mr. Holmgren is also
                                                              president, chief executive officer
                                                              and director of DSI. He is a vice
                                                              president of two investment
                                                              companies (consisting of three
                                                              portfolios) for which UBS Global
                                                              AM or one of its affiliates serves as
                                                              investment advisor, sub-advisor or
                                                              manager.

 John J. Holmgren, Jr.**;   Vice President     Since 2000     Mr. Holmgren is a managing
 42                                                           director of UBS Global AM (since
                                                              August 2000). Mr. Holmgren is also
                                                              executive vice president, chief
                                                              operating officer, a portfolio
                                                              manager and a director of DSI. Mr.
                                                              Holmgren is a vice president of two
                                                              investment companies (consisting
                                                              of three portfolios) for which UBS
                                                              Global AM or one of its affiliates
                                                              serves as investment advisor,
                                                              sub-advisor or manager.

 Kevin J. Mahoney*; 37      Vice President     Since 2000     Mr. Mahoney is a director and a
                            and Assistant                     senior manager of the mutual fund
                            Treasurer                         finance department of UBS Global
                                                              AM. Prior to April 1999, he was the
                                                              manager of the mutual fund
                                                              internal control group of Salomon
                                                              Smith Barney. Mr. Mahoney is a vice
                                                              president and assistant treasurer of
                                                              19 investment companies
                                                              (consisting of 40 portfolios) for
                                                              which UBS Global AM or one of its
                                                              affiliates serves as investment
                                                              advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
56

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

                                                                  PRINCIPAL OCCUPATION(S)
                                              TERM OF               DURING PAST 5 YEARS;
                                            OFFICE+ AND           NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,      POSITION(S) HELD    LENGTH OF        FUND COMPLEX FOR WHICH PERSON
         AND AGE             WITH TRUST      TIME SERVED             SERVES AS OFFICER
----------------------------------------------------------------------------------------------------
 Paul H. Schubert*; 40   Vice President     Since 1999     Mr. Schubert is an executive
                         and Treasurer                     director and head of the mutual
                                                           fund finance department of UBS
                                                           Global AM. Mr. Schubert is
                                                           treasurer and principal accounting
                                                           officer of three investment
                                                           companies (consisting of 41
                                                           portfolios), a vice president and
                                                           treasurer of 20 investment
                                                           companies (consisting of 41
                                                           portfolios), treasurer and chief
                                                           financial officer of one investment
                                                           company (consisting of two
                                                           portfolios), for which UBS Global
                                                           AM or one of its affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

 Joseph A. Varnas*; 36   President          Since 2003     Mr. Varnas is a managing director
                                                           (since March 2003), chief
                                                           technology officer (since March
                                                           2001) and head of product
                                                           technology and operations of UBS
                                                           Global AM (since November 2002).
                                                           From 2000 to 2001, he was
                                                           manager of product development
                                                           in Investment Consulting Services
                                                           at UBS Financial Services Inc. Mr.
                                                           Varnas was a senior analyst in the
                                                           Global Securities Research and
                                                           Economics Group at Merrill Lynch
                                                           from 1995 to 1999. Mr. Varnas is
                                                           president of 22 investment
                                                           companies (consisting of 81
                                                           portfolios) for which UBS Global
                                                           AM or one of its affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.


--------------------------------------------------------------------------------
                                                                           57

UBS Mutual Funds Securities Trust

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                                 PRINCIPAL OCCUPATION(S)
                                             TERM OF              DURING PAST 5 YEARS;
                                           OFFICE+ AND           NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,     POSITION(S) HELD    LENGTH OF        FUND COMPLEX FOR WHICH PERSON
        AND AGE             WITH TRUST      TIME SERVED             SERVES AS OFFICER
-------------------------------------------------------------------------------------------------
 Keith A. Weller*; 42   Vice President     Since 2000     Mr. Weller is a director and senior
                        and Assistant                     associate general counsel of UBS
                        Secretary                         Global AM. Mr. Weller is a vice
                                                          president and assistant secretary of
                                                          19 investment companies
                                                          (consisting of 40 portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or manager.

------------------
* This person's business address is 51 West 52nd Street, New York, New York, 10019-6114.

**   This person's business address is 301 Merritt 7, Norwalk, Connecticut
     06851.

+ Each Trustee holds office for an indefinite term. Officers are appointed by the Trustees and serve at the pleasure of a board.

++ Mrs. Alexander and Mr. Storms are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.


--------------------------------------------------------------------------------
58

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES

Brian M. Storms                     Meyer Feldberg
Chairman
                                    Carl W. Schafer
Margo N. Alexander
                                    William D. White
Richard Q. Armstrong

David J. Beaubien

Richard R. Burt


PRINCIPAL OFFICERS

Joseph A. Varnas                    John J. Holmgren
President                           Vice President

Amy R. Doberman                     John J. Holmgren, Jr.
Vice President and Secretary        Vice President

Paul H. Schubert                    W. Douglas Beck
Vice President and Treasurer        Vice President


INVESTMENT ADVISOR,
ADMINISTRATOR AND  PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


SUB-ADVISOR

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.


(cent) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                          Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                  Smithtown, NY
                                                                    Permit 700
       UBS GLOBAL ASSET MANAGEMENT (US) INC.
       51 West 52nd Street
       New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Mutual funds securities trust

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    December 8, 2003
         ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    December 8, 2003
         ----------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    December 8, 2003
         ----------------